(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
MORTGAGE SECURITIES
FUND - CLASS A, CLASS T AND CLASS B

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               15  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      18  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             19  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    23  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   32  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   40  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           41

PROXY VOTING RESULTS    43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                PAST 1  PAST 5  PAST 10
                                              YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL A       5.65%   44.18%  124.97%

FIDELITY ADV MORTGAGE SECURITIES - CL A       0.63%   37.33%  114.28%
 (INCL. 4.75% SALES CHARGE)

LB MORTGAGE                                   7.30%   41.35%  132.61%

US MORTGAGE FUNDS AVERAGE                     6.62%   32.38%  111.59%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 68 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998            PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL A   5.65%   7.59%   8.45%

FIDELITY ADV MORTGAGE SECURITIES - CL A   0.63%   6.55%   7.92%
 (INCL. 4.75% SALES CHARGE)

LB MORTGAGE                               7.30%   7.17%   8.81%

US MORTGAGE FUNDS AVERAGE                 6.62%   5.75%   7.77%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL A       LB Mortgage Backed Secs
             00237                       LB006
  1988/10/31       9525.00                    10000.00
  1988/11/30       9399.06                     9854.42
  1988/12/31       9339.60                     9802.89
  1989/01/31       9509.06                     9972.74
  1989/02/28       9458.71                     9909.21
  1989/03/31       9477.40                     9924.75
  1989/04/30       9652.34                    10125.14
  1989/05/31       9880.79                    10438.66
  1989/06/30      10119.92                    10695.20
  1989/07/31      10301.11                    10937.30
  1989/08/31      10192.31                    10795.53
  1989/09/30      10236.81                    10872.14
  1989/10/31      10439.85                    11120.50
  1989/11/30      10540.45                    11241.00
  1989/12/31      10613.10                    11307.52
  1990/01/31      10515.33                    11228.46
  1990/02/28      10585.37                    11294.44
  1990/03/31      10593.69                    11322.25
  1990/04/30      10502.06                    11220.56
  1990/05/31      10807.38                    11568.70
  1990/06/30      10964.05                    11751.64
  1990/07/31      11123.39                    11955.56
  1990/08/31      11093.97                    11828.52
  1990/09/30      11153.19                    11925.57
  1990/10/31      11267.44                    12060.80
  1990/11/30      11513.99                    12313.52
  1990/12/31      11712.60                    12519.90
  1991/01/31      11834.14                    12710.20
  1991/02/28      11909.91                    12817.34
  1991/03/31      11990.01                    12904.58
  1991/04/30      12119.81                    13023.45
  1991/05/31      12182.81                    13137.95
  1991/06/30      12213.28                    13149.67
  1991/07/31      12388.71                    13372.14
  1991/08/31      12625.45                    13615.32
  1991/09/30      12822.55                    13870.50
  1991/10/31      12974.12                    14100.33
  1991/11/30      13053.44                    14202.56
  1991/12/31      13307.01                    14488.00
  1992/01/31      13243.00                    14320.61
  1992/02/29      13374.77                    14456.11
  1992/03/31      13282.34                    14363.96
  1992/04/30      13406.86                    14505.18
  1992/05/31      13628.15                    14766.63
  1992/06/30      13772.54                    14940.84
  1992/07/31      13748.91                    15071.43
  1992/08/31      13837.84                    15267.72
  1992/09/30      13924.71                    15386.59
  1992/10/31      13786.25                    15251.64
  1992/11/30      13852.88                    15299.35
  1992/12/31      14032.65                    15497.00
  1993/01/31      14160.67                    15700.65
  1993/02/28      14281.96                    15859.87
  1993/03/31      14375.22                    15956.11
  1993/04/30      14475.58                    16038.44
  1993/05/31      14518.44                    16129.77
  1993/06/30      14695.55                    16253.27
  1993/07/31      14776.33                    16318.16
  1993/08/31      14803.84                    16395.04
  1993/09/30      14836.18                    16409.21
  1993/10/31      14862.57                    16456.65
  1993/11/30      14831.51                    16424.48
  1993/12/31      14974.65                    16557.52
  1994/01/31      15112.56                    16721.65
  1994/02/28      15032.87                    16604.96
  1994/03/31      14862.50                    16172.57
  1994/04/30      14797.39                    16053.44
  1994/05/31      14923.36                    16116.96
  1994/06/30      14999.74                    16082.06
  1994/07/31      15239.52                    16404.03
  1994/08/31      15307.80                    16455.83
  1994/09/30      15141.88                    16221.65
  1994/10/31      15172.63                    16212.38
  1994/11/30      15157.49                    16161.67
  1994/12/31      15265.41                    16290.62
  1995/01/31      15554.01                    16639.31
  1995/02/28      15902.23                    17064.07
  1995/03/31      15969.71                    17144.49
  1995/04/30      16221.49                    17388.22
  1995/05/31      16731.88                    17936.48
  1995/06/30      16859.52                    18038.44
  1995/07/31      16897.81                    18069.52
  1995/08/31      17106.32                    18256.54
  1995/09/30      17283.16                    18417.12
  1995/10/31      17475.42                    18580.97
  1995/11/30      17668.90                    18793.35
  1995/12/31      17863.56                    19028.08
  1996/01/31      18009.81                    19171.48
  1996/02/29      17895.06                    19012.27
  1996/03/31      17830.14                    18943.57
  1996/04/30      17792.97                    18890.13
  1996/05/31      17724.08                    18835.06
  1996/06/30      17968.68                    19094.33
  1996/07/31      18032.84                    19164.39
  1996/08/31      18028.86                    19164.12
  1996/09/30      18314.20                    19485.01
  1996/10/31      18653.07                    19867.23
  1996/11/30      18941.25                    20151.58
  1996/12/31      18834.44                    20046.07
  1997/01/31      18952.32                    20194.93
  1997/02/28      19014.10                    20262.27
  1997/03/31      18832.73                    20071.43
  1997/04/30      19124.57                    20391.49
  1997/05/31      19310.73                    20591.06
  1997/06/30      19533.88                    20831.24
  1997/07/31      19884.08                    21223.83
  1997/08/31      19840.72                    21173.39
  1997/09/30      20071.15                    21441.93
  1997/10/31      20282.44                    21679.66
  1997/11/30      20347.20                    21750.82
  1997/12/31      20504.14                    21949.02
  1998/01/31      20710.74                    22167.39
  1998/02/28      20733.24                    22214.29
  1998/03/31      20797.98                    22308.34
  1998/04/30      20918.41                    22434.57
  1998/05/31      21056.42                    22583.70
  1998/06/30      21157.26                    22691.38
  1998/07/31      21238.28                    22806.43
  1998/08/31      21417.29                    23013.36
  1998/09/30      21616.17                    23291.17
  1998/10/30      21428.24                    23261.18
IMATRL PRASUN   SHR__CHT 19981031 19981111 154449 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on October 31, 1988, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $21,428 - a 114.28% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,261 - a 132.61% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                     YEAR ENDED   MARCH 3, 1997
                     OCTOBER 31,  (COMMENCEMENT OF
                                  SALE OF CLASS A
                                  SHARES) TO
                                  OCTOBER 31,

                      1998         1997

DIVIDEND RETURNS      5.92%        4.18%

CAPITAL RETURNS       -0.27%       2.53%

TOTAL RETURNS         5.65%        6.71%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              5.34(CENTS)  31.67(CENTS)  63.76(CENTS)

ANNUALIZED DIVIDEND RATE         5.70%        5.69%         5.78%

30-DAY ANNUALIZED YIELD          N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.03 over the past one month, $11.04 over the past six months, and $11.03 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                PAST 1  PAST 5  PAST 10
                                              YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL T       5.60%   44.02%  124.72%

FIDELITY ADV MORTGAGE SECURITIES - CL T       1.90%   38.98%  116.86%
 (INCL. 3.50% SALES CHARGE)

LB MORTGAGE                                   7.30%   41.35%  132.61%

US MORTGAGE FUNDS AVERAGE                     6.62%   32.38%  111.59%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 68 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL T    5.60%   7.57%   8.43%

FIDELITY ADV MORTGAGE SECURITIES - CL T    1.90%   6.80%   8.05%
 (INCL. 3.50% SALES CHARGE)

LB MORTGAGE                                7.30%   7.17%   8.81%

US MORTGAGE FUNDS AVERAGE                  6.62%   5.75%   7.77%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL T       LB Mortgage Backed Secs
             00239                       LB006
  1988/10/31       9650.00                    10000.00
  1988/11/30       9522.40                     9854.42
  1988/12/31       9462.16                     9802.89
  1989/01/31       9633.85                     9972.74
  1989/02/28       9582.84                     9909.21
  1989/03/31       9601.77                     9924.75
  1989/04/30       9779.01                    10125.14
  1989/05/31      10010.46                    10438.66
  1989/06/30      10252.72                    10695.20
  1989/07/31      10436.30                    10937.30
  1989/08/31      10326.07                    10795.53
  1989/09/30      10371.15                    10872.14
  1989/10/31      10576.86                    11120.50
  1989/11/30      10678.78                    11241.00
  1989/12/31      10752.38                    11307.52
  1990/01/31      10653.32                    11228.46
  1990/02/28      10724.29                    11294.44
  1990/03/31      10732.71                    11322.25
  1990/04/30      10639.88                    11220.56
  1990/05/31      10949.20                    11568.70
  1990/06/30      11107.93                    11751.64
  1990/07/31      11269.36                    11955.56
  1990/08/31      11239.56                    11828.52
  1990/09/30      11299.56                    11925.57
  1990/10/31      11415.31                    12060.80
  1990/11/30      11665.09                    12313.52
  1990/12/31      11866.31                    12519.90
  1991/01/31      11989.44                    12710.20
  1991/02/28      12066.20                    12817.34
  1991/03/31      12147.36                    12904.58
  1991/04/30      12278.86                    13023.45
  1991/05/31      12342.69                    13137.95
  1991/06/30      12373.56                    13149.67
  1991/07/31      12551.29                    13372.14
  1991/08/31      12791.14                    13615.32
  1991/09/30      12990.83                    13870.50
  1991/10/31      13144.38                    14100.33
  1991/11/30      13224.74                    14202.56
  1991/12/31      13481.64                    14488.00
  1992/01/31      13416.79                    14320.61
  1992/02/29      13550.29                    14456.11
  1992/03/31      13456.65                    14363.96
  1992/04/30      13582.81                    14505.18
  1992/05/31      13807.00                    14766.63
  1992/06/30      13953.29                    14940.84
  1992/07/31      13929.34                    15071.43
  1992/08/31      14019.44                    15267.72
  1992/09/30      14107.45                    15386.59
  1992/10/31      13967.17                    15251.64
  1992/11/30      14034.68                    15299.35
  1992/12/31      14216.80                    15497.00
  1993/01/31      14346.51                    15700.65
  1993/02/28      14469.38                    15859.87
  1993/03/31      14563.87                    15956.11
  1993/04/30      14665.54                    16038.44
  1993/05/31      14708.97                    16129.77
  1993/06/30      14888.41                    16253.27
  1993/07/31      14970.24                    16318.16
  1993/08/31      14998.12                    16395.04
  1993/09/30      15030.88                    16409.21
  1993/10/31      15057.62                    16456.65
  1993/11/30      15026.14                    16424.48
  1993/12/31      15171.17                    16557.52
  1994/01/31      15310.89                    16721.65
  1994/02/28      15230.15                    16604.96
  1994/03/31      15057.55                    16172.57
  1994/04/30      14991.59                    16053.44
  1994/05/31      15119.20                    16116.96
  1994/06/30      15196.59                    16082.06
  1994/07/31      15439.52                    16404.03
  1994/08/31      15508.69                    16455.83
  1994/09/30      15340.59                    16221.65
  1994/10/31      15371.74                    16212.38
  1994/11/30      15356.41                    16161.67
  1994/12/31      15465.74                    16290.62
  1995/01/31      15758.13                    16639.31
  1995/02/28      16110.92                    17064.07
  1995/03/31      16179.29                    17144.49
  1995/04/30      16434.37                    17388.22
  1995/05/31      16951.46                    17936.48
  1995/06/30      17080.78                    18038.44
  1995/07/31      17119.57                    18069.52
  1995/08/31      17330.82                    18256.54
  1995/09/30      17509.97                    18417.12
  1995/10/31      17704.75                    18580.97
  1995/11/30      17900.78                    18793.35
  1995/12/31      18097.99                    19028.08
  1996/01/31      18246.16                    19171.48
  1996/02/29      18129.90                    19012.27
  1996/03/31      18064.13                    18943.57
  1996/04/30      18026.47                    18890.13
  1996/05/31      17956.68                    18835.06
  1996/06/30      18204.49                    19094.33
  1996/07/31      18269.49                    19164.39
  1996/08/31      18265.46                    19164.12
  1996/09/30      18554.54                    19485.01
  1996/10/31      18897.86                    19867.23
  1996/11/30      19189.82                    20151.58
  1996/12/31      19081.61                    20046.07
  1997/01/31      19201.03                    20194.93
  1997/02/28      19263.63                    20262.27
  1997/03/31      19078.45                    20071.43
  1997/04/30      19372.01                    20391.49
  1997/05/31      19558.85                    20591.06
  1997/06/30      19783.65                    20831.24
  1997/07/31      20137.35                    21223.83
  1997/08/31      20110.89                    21173.39
  1997/09/30      20324.19                    21441.93
  1997/10/31      20536.53                    21679.66
  1997/11/30      20600.39                    21750.82
  1997/12/31      20776.73                    21949.02
  1998/01/31      20971.01                    22167.39
  1998/02/28      20994.99                    22214.29
  1998/03/31      21078.80                    22308.34
  1998/04/30      21179.90                    22434.57
  1998/05/31      21317.96                    22583.70
  1998/06/30      21418.31                    22691.38
  1998/07/31      21498.66                    22806.43
  1998/08/31      21678.00                    23013.36
  1998/09/30      21877.51                    23291.17
  1998/10/30      21685.68                    23261.18
IMATRL PRASUN   SHR__CHT 19981031 19981203 105622 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on October 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $21,686 - a 116.86% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,261 - a 132.61% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                      YEAR ENDED   MARCH 3, 1997
                      OCTOBER 31,  (COMMENCEMENT OF
                                   SALE OF CLASS T
                                   SHARES) TO
                                   OCTOBER 31,

                      1998         1997

DIVIDEND RETURNS      5.87%        4.12%

CAPITAL RETURNS       -0.27%       2.53%

TOTAL RETURNS         5.60%        6.65%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              5.26(CENTS)  31.14(CENTS)  63.21(CENTS)

ANNUALIZED DIVIDEND RATE         5.61%        5.60%         5.73%

30-DAY ANNUALIZED YIELD          5.72%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.03 over the past one month, $11.04 over the past six months, and $11.03 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.67%.

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL B         4.82%   42.33%  122.09%

FIDELITY ADV MORTGAGE SECURITIES - CL B         -0.15%  40.33%  122.09%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MORTGAGE                                     7.30%   41.35%  132.61%

US MORTGAGE FUNDS AVERAGE                       6.62%   32.38%  111.59%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 68 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL B    4.82%   7.31%   8.31%

FIDELITY ADV MORTGAGE SECURITIES - CL B    -0.15%  7.01%   8.31%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MORTGAGE                                7.30%   7.17%   8.81%

US MORTGAGE FUNDS AVERAGE                  6.62%   5.75%   7.77%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL B       LB Govt/Corp Bond
             00238                       LB002
  1988/10/31      10000.00                    10000.00
  1988/11/30       9867.78                     9887.00
  1988/12/31       9805.35                     9920.62
  1989/01/31       9983.26                    10052.56
  1989/02/28       9930.40                     9976.16
  1989/03/31       9950.02                    10029.03
  1989/04/30      10133.69                    10241.65
  1989/05/31      10373.53                    10493.59
  1989/06/30      10624.59                    10835.69
  1989/07/31      10814.82                    11061.07
  1989/08/31      10700.59                    10889.62
  1989/09/30      10747.31                    10937.54
  1989/10/31      10960.47                    11214.26
  1989/11/30      11066.09                    11315.18
  1989/12/31      11142.37                    11332.16
  1990/01/31      11039.71                    11176.91
  1990/02/28      11113.25                    11201.49
  1990/03/31      11121.98                    11202.62
  1990/04/30      11025.78                    11099.55
  1990/05/31      11346.33                    11421.44
  1990/06/30      11510.81                    11606.47
  1990/07/31      11678.10                    11750.39
  1990/08/31      11647.21                    11580.00
  1990/09/30      11709.38                    11676.12
  1990/10/31      11829.33                    11831.41
  1990/11/30      12088.18                    12089.34
  1990/12/31      12296.70                    12271.88
  1991/01/31      12424.29                    12409.33
  1991/02/28      12503.84                    12516.05
  1991/03/31      12587.94                    12602.41
  1991/04/30      12724.21                    12747.34
  1991/05/31      12790.36                    12807.25
  1991/06/30      12822.34                    12793.16
  1991/07/31      13006.52                    12954.36
  1991/08/31      13255.07                    13252.31
  1991/09/30      13462.00                    13529.28
  1991/10/31      13621.12                    13649.69
  1991/11/30      13704.40                    13786.19
  1991/12/31      13970.62                    14250.78
  1992/01/31      13903.41                    14039.87
  1992/02/29      14041.75                    14114.28
  1992/03/31      13944.71                    14036.65
  1992/04/30      14075.45                    14120.87
  1992/05/31      14307.77                    14394.82
  1992/06/30      14459.36                    14606.42
  1992/07/31      14434.55                    14980.35
  1992/08/31      14527.91                    15113.67
  1992/09/30      14619.12                    15319.22
  1992/10/31      14473.75                    15084.83
  1992/11/30      14543.70                    15071.26
  1992/12/31      14732.44                    15330.48
  1993/01/31      14866.85                    15664.69
  1993/02/28      14994.18                    15990.51
  1993/03/31      15092.09                    16044.88
  1993/04/30      15197.46                    16168.43
  1993/05/31      15242.45                    16160.34
  1993/06/30      15428.40                    16527.18
  1993/07/31      15513.20                    16632.96
  1993/08/31      15542.09                    17015.51
  1993/09/30      15576.04                    17075.07
  1993/10/31      15603.75                    17145.08
  1993/11/30      15571.13                    16951.34
  1993/12/31      15721.42                    17025.92
  1994/01/31      15866.20                    17281.31
  1994/02/28      15782.54                    16904.58
  1994/03/31      15603.67                    16490.42
  1994/04/30      15535.32                    16353.55
  1994/05/31      15667.57                    16324.11
  1994/06/30      15747.76                    16286.56
  1994/07/31      15999.50                    16612.30
  1994/08/31      16071.19                    16618.94
  1994/09/30      15896.99                    16367.99
  1994/10/31      15929.27                    16349.99
  1994/11/30      15913.38                    16320.56
  1994/12/31      16026.67                    16428.28
  1995/01/31      16329.67                    16743.70
  1995/02/28      16695.25                    17132.15
  1995/03/31      16766.10                    17246.94
  1995/04/30      17030.43                    17486.67
  1995/05/31      17566.28                    18219.36
  1995/06/30      17700.29                    18365.12
  1995/07/31      17740.49                    18293.49
  1995/08/31      17959.39                    18527.65
  1995/09/30      18145.05                    18716.63
  1995/10/31      18346.89                    18991.77
  1995/11/30      18550.03                    19305.13
  1995/12/31      18754.39                    19588.92
  1996/01/31      18907.94                    19710.37
  1996/02/29      18787.46                    19292.51
  1996/03/31      18719.30                    19130.45
  1996/04/30      18680.28                    18998.45
  1996/05/31      18607.96                    18966.15
  1996/06/30      18864.75                    19220.30
  1996/07/31      18932.12                    19264.51
  1996/08/31      18927.94                    19218.27
  1996/09/30      19227.50                    19560.36
  1996/10/31      19583.27                    20016.11
  1996/11/30      19885.82                    20384.41
  1996/12/31      19773.69                    20158.14
  1997/01/31      19897.44                    20182.33
  1997/02/28      19962.31                    20224.71
  1997/03/31      19759.82                    19984.04
  1997/04/30      20054.96                    20275.81
  1997/05/31      20217.36                    20464.37
  1997/06/30      20457.27                    20709.94
  1997/07/31      20792.24                    21343.67
  1997/08/31      20752.47                    21104.62
  1997/09/30      20961.62                    21435.96
  1997/10/31      21188.30                    21778.94
  1997/11/30      21223.65                    21894.37
  1997/12/31      21393.81                    22124.26
  1998/01/31      21601.79                    22436.21
  1998/02/28      21615.78                    22391.34
  1998/03/31      21670.37                    22460.75
  1998/04/30      21782.11                    22573.05
  1998/05/31      21912.09                    22814.59
  1998/06/30      21983.58                    23047.29
  1998/07/31      22073.59                    23065.73
  1998/08/31      22245.39                    23515.51
  1998/09/30      22438.12                    24188.06
  1998/10/30      22208.61                    24016.32
IMATRL PRASUN   SHR__CHT 19981031 19981203 105400 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $22,209 - a 122.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,261 - a 132.61% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                     YEAR ENDED    MARCH 3, 1997
                     OCTOBER 31,   (COMMENCEMENT OF
                                   SALE OF CLASS B
                                   SHARES) TO
                                   OCTOBER 31,

                      1998         1997

DIVIDEND RETURNS      5.19%        3.66%

CAPITAL RETURNS       -0.37%       2.52%

TOTAL RETURNS         4.82%        6.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              4.64(CENTS)  27.48(CENTS)  55.98(CENTS)

ANNUALIZED DIVIDEND RATE         4.95%        4.94%         5.08%

30-DAY ANNUALIZED YIELD          N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.03 over the past one month, $11.03 over the past six months, and $11.02 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer, more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two
interest-rate cuts by the Federal
Reserve Board, provided the
backdrop for strong gains in the
bond market during the 12-month
period ended October 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the U.S.
taxable investment-grade bond
market - returned 9.34% over the
past year. Global market volatility,
low interest rates and a sharp
decline in stock prices sent U.S.
Treasury yields - which move in the
opposite direction of bond prices -
to their lowest levels in 30 years.
While the extreme flight to quality
helped Treasuries outperform all
other sectors of the bond market,
corporate bond investors benefited
from a stable domestic economy,
low interest rates and low inflation.
The Lehman Brothers Corporate
Bond Index returned 7.99% for the
past 12 months. Despite high
refinancing activity, mortgage bonds
also performed well. The Lehman
Brothers Mortgage-Backed Securities
Index posted a 12-month return of
7.30%. Late in the period, the bond
market stumbled as the Group of
Seven leading industrial nations
eased global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended October 31, 1998, the fund's Class A, Class T and Class B shares returned 5.65%, 5.60% and 4.82%, respectively. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 6.62%, and the Lehman Brothers Mortgage-Backed Securities Index returned 7.30%.
Q. HOW WOULD YOU CHARACTERIZE THE MORTGAGE MARKET OVER THE PAST 12
MONTHS?
A. During the first six months of the period, the mortgage market was surprisingly strong. Low inflation and enormous foreign demand for U.S. government securities in the wake of the Asian economic crisis bid Treasury prices up, pushing the 10-year yield down to 5.35% early in 1998. Falling interest rates usually cause mortgage prices to lag Treasuries because of increased prepayment risk. As interest rates fall, many borrowers refinance their home loans, returning the principal to investors who may have to reinvest at lower rates. Despite these conditions, investors were attracted by the relatively high yields offered by mortgage securities. However, the mortgage market changed direction during the second half of the period. Emerging monetary and political problems in Russia renewed concern about the unstable conditions in Asia. Bond-market investors became less tolerant of risk and sold mortgage securities in favor of higher-quality, more liquid government securities, flooding the market with mortgage supply. Interest rates fell to historic low levels, increasing prepayment risk, which further depressed demand for mortgage securities. Market liquidity declined substantially and prices stagnated. Yield spreads reached their widest point in over 10 years as investors required significantly higher rates to choose mortgages over Treasury securities.
Q. WHAT WAS YOUR INVESTMENT STRATEGY THROUGHOUT THE PERIOD?
A. My overall objective was to limit relative prepayment risk. My strategy is based on a disciplined process that first evaluates the Lehman Brothers index, the fund's performance benchmark. Next, I allocate assets among the agency sectors based on my assessment of relative value. During the period, I overweighted Ginnie Mae-issued mortgages, which were experiencing slower prepayment rates relative to Fannie Mae and Freddie Mac mortgages. In addition, Ginnie Mae loans are explicitly guaranteed by the U.S. Treasury. Once sector weights are determined, I select specific securities. For example, as interest rates fell, I emphasized seasoned mortgages that had weathered several prepayment cycles, as well as brand-new mortgages issued at lower rates that I thought would carry less refinancing risk. Finally, I look at sectors outside of the index, such as non-agency securities, commercial mortgages, collateralized mortgage obligations and adjustable-rate mortgages. For much of the year, I had a significant proportion of the fund's assets invested in commercial mortgage securities (CMS). The loans underlying CMS usually have prepayment restrictions built into their structure, so they can help reduce a fund's prepayment risk when interest rates are falling.
Q. WEREN'T THERE PROBLEMS IN THE COMMERCIAL MORTGAGE SECTOR DURING THE
YEAR?
A. Yes, there were. During the final months of the period, CMS dramatically underperformed other types of mortgage securities. Although they have lower prepayment risk, CMS have greater credit risk. As a result, this sector was hurt when investors shifted their preference to very liquid, high-quality instruments such as Treasury securities. In addition, many hedge funds and real estate investment trusts had borrowed heavily to purchase relatively high-yielding securities such as CMS. However, as global credit concerns caused the CMS sector to weaken, these investors were left holding billions of dollars of securities that could only be sold at higher yields. Forced selling of this sector to cover loans reduced liquidity, and prices fell further. Because the fund was overweighted in commercial mortgages relative to its benchmark and its peers, CMS were the largest contributor to the fund's disappointing 12-month total return.
Q. DID YOU REDUCE YOUR CMS EXPOSURE?
A. No, I didn't. I believe that the CMS sector has been oversold. I haven't seen any fundamental reason to withdraw from this market. Furthermore, this sector continues to offer good protection against prepayment risk, which is my primary investment strategy.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I am taking a cautious approach to the market. As long as interest rates have the possibility to fall further, prepayment risk will continue to limit mortgage securities performance. I plan to emphasize the fund's defensive characteristics until there are conclusive changes in the economy's direction.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SILVIA ON COMMERCIAL
MORTGAGE SECURITIES (CMS):
"The CMS market has been among
the fastest growing sectors of the
fixed-income market. CMS are bonds
that are collateralized by mortgage
loans on commercial real estate
such as office buildings, shopping
malls, hotels and apartment
buildings. This market sector was
created in the mid 1980s, and
today the amount of commercial
mortgage loans outstanding in the
United States is approximately $1.5
trillion.
"Commercial mortgages differ from
the mortgage securities comprising
the fund's performance benchmark,
the Lehman Brothers
Mortgage-Backed Securities
Index. The index is made up of
single-family home mortgages
issued by one of three housing
agencies - Ginnie Mae (GNMA),
Fannie Mae (FNMA) and Freddie
Mac (FHLMC). Agency mortgage
securities have minimal credit risk
and carry an implied triple-A
rating because of their relationship
with the U.S. Treasury. GNMA
securities are guaranteed by the
government, while FNMA and
FHLMC securities carry an implied
guarantee. CMS are privately
issued and are not supported by the
government. The primary advantage
of investing in commercial versus
agency single-family mortgages is
related to prepayment risk.
Commercial mortgages typically
have some form of prepayment
protection because commercial
borrowers are usually restricted
from early loan payoffs. Thus, CMS
provide an efficient way to reduce
a portfolio's prepayment risk,
particularly in periods when
interest rates are falling."

FUND FACTS
GOAL: high current income by
investing in mortgage-related
securities of all kinds
START DATE: December 31, 1984
SIZE: as of October 31,
1998, more than $510 million
MANAGER: Thomas Silvia, since
1997; joined Fidelity in 1993
(checkmark)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF OCTOBER 31, 1998

                                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                            INVESTMENTS   6 MONTHS AGO

LESS THAN 6%                                 3.3           0.7

6 - 6.99%                                    21.3          25.1

7 - 7.99%                                    47.6          41.7

8 - 8.99%                                    17.1          11.6

9 - 9.99%                                    6.5           6.3

10 - 10.99%                                  2.4           3.0

11% AND OVER                                 1.6           2.1


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED RATES ON THE FUND'S
INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              4.3   5.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             2.4   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 1.2
ROW: 1, COL: 2, VALUE: 15.9
ROW: 1, COL: 3, VALUE: 82.90000000000001
MORTGAGE
SECURITIES 83.9%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 15.9%
SHORT-TERM
INVESTMENT 0.2%
ROW: 1, COL: 1, VALUE: 9.5
ROW: 1, COL: 2, VALUE: 18.0
ROW: 1, COL: 3, VALUE: 72.5
MORTGAGE
SECURITIES 72.5%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 18.0%
SHORT-TERM
INVESTMENTS 9.5%


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 83.9%

                                                              PRINCIPAL         VALUE (NOTE 1)
                                                              AMOUNT

FANNIE MAE - 29.2%

6% 4/1/28 to 10/1/28                                          $ 6,456,563       $ 6,379,859

6.5% 9/1/10 to 11/1/28                                         32,901,098        33,180,484

6.5% 12/1/28 (b)                                               10,000,000        10,078,125

7% 12/1/20 to 11/1/27                                          105,567           108,126

7% 11/1/28 (b)                                                 40,000,000        40,874,988

7.5% 11/1/17 to 10/1/28 (e)                                    37,904,484        38,869,484

8% 1/1/07 to 7/1/08                                            79,684            81,459

8.25% 1/1/13                                                   101,214           105,371

8.5% 11/1/03 to 12/1/26                                        15,979,410        16,655,234

8.75% 11/1/08 to 7/1/09                                        185,529           192,778

9% 1/1/08 to 2/1/13                                            707,837           739,117

9.5% 5/1/03 to 8/1/22                                          8,347,131         8,770,474

11% 12/1/02 to 8/1/10                                          1,853,083         2,009,943

12.25% 5/1/13 to 6/1/15                                        405,209           462,779

12.5% 11/1/14 to 3/1/16                                        530,317           607,553

12.75% 6/1/13 to 7/1/15                                        225,290           260,778

13.5% 9/1/13 to 12/1/14                                        156,598           184,588

14% 11/1/14                                                    42,465            50,626

                                                                                 159,611,766

FREDDIE MAC - 33.9%

5% 7/1/10                                                      3,343,444         3,255,679

6.5% 1/1/24 to 9/1/24                                          26,287,242        26,512,424

7% 5/1/99 to 1/1/13                                            50,081,429        51,123,709

7% 12/1/28 (b)                                                 35,500,000        36,221,094

7.5% 10/1/25 to 3/1/28 (e)                                     4,399,397         4,506,611

8% 10/1/07 to 4/1/21                                           981,289           1,023,779

8.5% 11/1/03 to 8/1/27                                         42,473,979        44,232,138

9% 9/1/08 to 5/1/21                                            11,079,984        11,746,050

10% 1/1/09 to 5/1/19                                           1,673,726         1,807,321

10.5% 8/1/10 to 12/1/20 (c)                                    1,868,975         2,068,962

11.5% 4/1/12                                                   80,893            89,938

11.75% 6/1/11                                                  67,156            76,245

12.25% 6/1/14 to 7/1/15                                        171,771           199,093

12.5% 5/1/12 to 12/1/14                                        896,074           1,032,860

12.75% 6/1/05 to 3/1/15                                        157,902           178,189

13% 1/1/11 to 6/1/15                                           1,487,735         1,751,909

                                                                                 185,826,001

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

                                                              PRINCIPAL         VALUE (NOTE 1)
                                                              AMOUNT

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 20.8%

7% 5/15/23 to 10/15/28                                        $ 7,859,836       $ 8,041,273

7.5% 7/15/05 to 8/15/28                                        47,358,203        48,788,911

8% 4/15/02 to 12/15/27                                         27,565,960        28,582,299

8.5% 7/15/16 to 6/15/18                                        2,731,346         2,913,379

9% 10/1/04 to 4/20/18                                          8,424,257         8,985,406

9.5% 6/15/09 to 12/15/24                                       4,506,291         4,837,048

10% 12/15/17 to 1/15/26                                        7,770,640         8,380,064

10.5% 8/15/00 to 2/20/18                                       969,135           1,042,322

11% 1/15/10 to 9/15/19                                         2,096,015         2,319,280

11.5% 10/15/10                                                 30,471            33,698

13% 10/15/13                                                   88,788            102,356

13.5% 7/15/11 to 10/15/14                                      71,542            82,994

                                                                                 114,109,030

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES                               459,546,797
(Cost $456,530,867)





COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%



U.S. GOVERNMENT AGENCY - 0.0%

Freddie Mac sequential pay Series 1353 Class A, 5.5%        17,705        17,666
11/15/04 (Cost $16,496)



COMMERCIAL MORTGAGE SECURITIES - 15.9%



Bankers Trust Remic Trust 1988-1 floater Series               3,890,000                 3,798,828
1998-S1A Class D, 6.5023% 11/28/02 (a)(d)

CBM Funding Corp. sequential pay Series 1996-1                2,300,000                 2,392,719
Class A-3PI, 7.08% 11/1/07

CS First Boston Mortgage Securities Corp.                     1,850,000                 1,732,063
Series 1997-C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset Receiving Corp.                     10,200,000                9,588,000
Series 1998-C1 Class D, 7.231% 7/15/12

Federal Deposit Insurance Corp. Remic Trust sequential        6,215,768                 6,233,250
pay Series 1996-C1 Class 1A, 6.75% 7/25/26

GS Mortgage Securities Corp. II Series 1998-GLII              1,600,000                 1,387,872
Class E, 7.1905% 4/13/31 (a)(d)

Nomura Asset Securities Corp. Series 1998-D6                  15,000,000                13,981,055
Class A-4, 7.5956% 3/17/28 (d)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                                                             PRINCIPAL                 VALUE (NOTE 1)
                                                             AMOUNT

Nomura Depositor Trust floater Series 1998-ST1A:

Class A-4, 6.4898% 2/15/34 (a)(d)                            $ 7,900,000               $ 7,426,000

Class A-5, 6.8398% 2/15/34 (a)(d)                             5,278,196                 4,895,527

Structured Asset Securities Corp.:

floater Series 1997-C1 Class C, 5.6694%                       14,972,194                14,925,406
6/25/15 (a)(d)

Series 1992-M1 Class C, 7.05% 11/25/02                        3,192,522                 2,946,099

Thirteen Affiliates of General Growth Properties, Inc.        18,200,000                17,499,300
Series 1 Class D-1, 6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                    86,806,119
(Cost $89,728,924)



CASH EQUIVALENTS - 0.2%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Treasury        $ 1,064,500                  1,064,000
obligations), in a joint trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $1,064,000)

TOTAL INVESTMENT IN SECURITIES - 100%                                                   $ 547,434,582
(Cost $547,340,287)





FUTURES CONTRACTS

                                                                            EXPIRATION        UNDERLYING         UNREALIZED
                                                                            DATE              FACE AMOUNT        GAIN/(LOSS)
                                                                                              AT VALUE

SOLD

90 U.S. 5 Yr Treasury Note Contracts                                        Dec. 1998         $ 10,317,657       $ (115,853)

THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%


LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $49,932,933 or 9.8% of net assets.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $122,103.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $547,406,748. Net unrealized appreciation aggregated $27,834, of which $4,839,095 related to appreciated investment securities and $4,811,261 related to depreciated investment securities.
The fund hereby designates approximately $752,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                          OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 547,434,582
AGREEMENTS OF $1,064,000) (COST $547,340,287) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS    $ (60,499,844)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS    60,683,156      183,312

RECEIVABLE FOR INVESTMENTS SOLD, REGULAR DELIVERY                             101,280,009

CASH                                                                          936,653

RECEIVABLE FOR FUND SHARES SOLD                                               944,568

INTEREST RECEIVABLE                                                           2,958,171

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                           61,875

 TOTAL ASSETS                                                                 653,799,170

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                             991,921
REGULAR DELIVERY

 DELAYED DELIVERY                                             140,657,751

PAYABLE FOR FUND SHARES REDEEMED                              1,267,570

DISTRIBUTIONS PAYABLE                                         450,094

ACCRUED MANAGEMENT FEE                                        184,768

DISTRIBUTION FEES PAYABLE                                     9,617

OTHER PAYABLES AND ACCRUED EXPENSES                           179,760

 TOTAL LIABILITIES                                                            143,741,481

NET ASSETS                                                                   $ 510,057,689

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 499,911,833

UNDISTRIBUTED NET INVESTMENT INCOME                                           1,699,376

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                            8,284,726
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     161,754

NET ASSETS                                                                   $ 510,057,689


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.96
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,864,970 (DIVIDED BY) 170,190 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.96)           $11.51

CLASS T:                                                         $10.96
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($19,103,366 (DIVIDED BY) 1,742,507 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.96)           $11.36

CLASS B:                                                         $10.95
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,839,643 (DIVIDED BY) 715,697 SHARES) A

INITIAL CLASS:                                                   $10.97
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($459,211,792 (DIVIDED BY) 41,871,652 SHARES)

INSTITUTIONAL CLASS:                                             $10.95
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($22,037,918 (DIVIDED BY) 2,012,831 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                        $ 36,042,335
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 2,226,557

TRANSFER AGENT FEES                                        1,011,170

DISTRIBUTION FEES                                          73,203

ACCOUNTING FEES AND EXPENSES                               205,166

NON-INTERESTED TRUSTEES' COMPENSATION                      2,383

CUSTODIAN FEES AND EXPENSES                                87,723

REGISTRATION FEES                                          102,179

AUDIT                                                      53,821

LEGAL                                                      15,166

REPORTS TO SHAREHOLDERS                                    54,367

MISCELLANEOUS                                              1,982

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,833,717

 EXPENSE REDUCTIONS                                        (124,644)      3,709,073

NET INVESTMENT INCOME                                                     32,333,262

REALIZED AND UNREALIZED GAIN (LOSS)                                       8,605,529
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (11,708,820)

 FUTURES CONTRACTS                                         (115,853)

 DELAYED DELIVERY COMMITMENTS                              183,312        (11,641,361)

NET GAIN (LOSS)                                                           (3,035,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 29,297,430
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED     THREE MONTHS ENDED  YEAR ENDED
                                          OCTOBER 31,    OCTOBER 31,         JULY 31,
                                          1998           1997                1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 32,333,262   $ 8,459,090         $ 32,193,238
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  8,605,529      1,110,586           4,296,274

 CHANGE IN NET UNREALIZED APPRECIATION     (11,641,361)   1,347,376           14,164,021
 (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     29,297,430     10,917,052          50,653,533
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (30,575,427)   (8,349,402)         (32,649,725)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,430,037)    (3,850,848)         (5,039,533)

 TOTAL DISTRIBUTIONS                       (32,005,464)   (12,200,250)        (37,689,258)

SHARE TRANSACTIONS -                       (19,139,888)   (703,316)           32,765,543
NET INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE)                (21,847,922)   (1,986,514)         45,729,818
  IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       531,905,611    533,892,125         488,162,307

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 510,057,689  $ 531,905,611       $ 533,892,125
NET INVESTMENT INCOME OF
$1,699,376, $290,731 AND
$230,506, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.050      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .669         .170          .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.061)       .048          .224

 TOTAL FROM INVESTMENT OPERATIONS                       .608         .218          .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.638)       (.168)        (.272)

 FROM NET REALIZED GAIN                                 (.030)       (.080)        -

 TOTAL DISTRIBUTIONS                                    (.668)       (.248)        (.272)

NET ASSET VALUE, END OF PERIOD                         $ 10.960     $ 11.020      $ 11.050

TOTAL RETURN B, C                                       5.65%        2.00%         4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 1,865      $ 1,648       $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% F       .90% A, F     .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.01%        6.18% A       6.09% A

PORTFOLIO TURNOVER RATE                                 262%         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                                      YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                      OCTOBER 31,  ENDED         JULY 31,
                                                                   OCTOBER 31,

                                                      1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020  $ 11.050     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .665      .167         .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.063)    .048         .233

 TOTAL FROM INVESTMENT OPERATIONS                       .602      .215         .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.632)    (.165)       (.268)

 FROM NET REALIZED GAIN                                 (.030)    (.080)       -

 TOTAL DISTRIBUTIONS                                    (.662)    (.245)       (.268)

NET ASSET VALUE, END OF PERIOD                         $ 10.960  $ 11.020     $ 11.050

TOTAL RETURN B, C                                       5.60%     1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 19,103  $ 14,649     $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.00% F   1.00% A, F   1.00% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.05%     6.10% A      5.99% A

PORTFOLIO TURNOVER RATE                                 262%      125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.040     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .584         .142         .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.064)       .065         .214

 TOTAL FROM INVESTMENT OPERATIONS                       .520         .207         .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.560)       (.147)       (.238)

 FROM NET REALIZED GAIN                                 (.030)       (.080)       -

 TOTAL DISTRIBUTIONS                                    (.590)       (.227)       (.238)

NET ASSET VALUE, END OF PERIOD                         $ 10.950     $ 11.020     $ 11.040

TOTAL RETURN B, C                                       4.82%        1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,840      $ 1,587      $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.65% F      1.65% A, F   1.65% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.37%        5.32% A      5.34% A

PORTFOLIO TURNOVER RATE                                 262%         125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                              YEAR ENDED   THREE MONTHS          YEARS ENDED JULY 31,
                              OCTOBER 31,  ENDED
                                           OCTOBER 31,

                              1998         1997          1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.020     $ 11.050      $ 10.780   $ 10.890   $ 10.580   $ 10.910
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .700 D        .176 D        .678 D     .729       .772       .570

 NET REALIZED AND              (.056)        .047          .391       (.015)     .325       (.242)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .644          .223          1.069      .714       1.097      .328
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.664)        (.173)        (.689)     (.724)     (.737)     (.588)
 INCOME

 FROM NET REALIZED GAIN        (.030)        (.080)        (.110)     (.100)     -          (.040)

 IN EXCESS OF NET              -             -             -          -          (.050)     (.030)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.694)        (.253)        (.799)     (.824)     (.787)     (.658)

NET ASSET VALUE,              $ 10.970      $ 11.020      $ 11.050   $ 10.780   $ 10.890   $ 10.580
END OF PERIOD

TOTAL RETURN B, C              5.99%         2.05%         10.34%     6.72%      10.88%     3.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 459,212     $ 494,304     $ 506,113  $ 488,162  $ 416,241  $ 365,801
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .71%          .72% A        .73%       .74%       .77%       .79%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .71%          .72% A        .73%       .73% E     .77%       .79%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        6.34%         6.36% A       6.26%      6.75%      7.37%      6.73%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        262%          125% A        149%       221%       329%       563%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.010     $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .693         .172           .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.063)       .050           .226

 TOTAL FROM INVESTMENT OPERATIONS                       .630         .222           .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.660)       (.172)         (.279)

 FROM NET REALIZED GAIN                                 (.030)       (.080)         -

 TOTAL DISTRIBUTIONS                                    (.690)       (.252)         (.279)

NET ASSET VALUE, END OF PERIOD                         $ 10.950     $ 11.010       $ 11.040

TOTAL RETURN B, C                                       5.86%        2.05%          4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 22,038     $ 19,718       $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .75% F       .75% A, F      .75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           .75%         .75% A         .70% A, G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.30%        6.35% A        6.29% A

PORTFOLIO TURNOVER RATE                                 262%         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,299,705,940 and $1,306,435,411, respectively.
The market value of futures contracts opened and closed during the period amounted to $10,201,804 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 1,249   $ 189

CLASS T    36,423    13,984

CLASS B    35,531    25,811

          $ 73,203  $ 39,984

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 107

CLASS T                6,184

CLASS B                415

INSTITUTIONAL CLASS    2,793

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 15,729  $ 5,230

CLASS T    32,042    9,363

CLASS B    7,660     7,660 *

          $ 55,431  $ 22,253

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 4,707      .56

CLASS T                 63,902      .44

CLASS B                 11,324      .29

INITIAL CLASS           879,955     .19

INSTITUTIONAL CLASS     51,282      .24

                       $ 1,011,170

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 22,721

CLASS T               1.00%         49,933

CLASS B               1.65%         22,078

INSTITUTIONAL CLASS   .75%          23,746

                                   $ 118,478

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,166 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEAR ENDED    THREE MONTHS  YEAR ENDED
                            OCTOBER, 31   ENDED         JULY 31,
                            1998          OCTOBER, 31   1997A
                                          1997







FROM NET INVESTMENT INCOME

CLASS A                     $ 47,643      $ 24,437      $ 21,750

CLASS T                      835,552       197,984       64,445

CLASS B                      198,305       15,690        8,241

INITIAL CLASS                28,222,031    7,870,955     32,474,399

INSTITUTIONAL CLASS          1,271,896     240,336       80,890

TOTAL                       $ 30,575,427  $ 8,349,402   $ 32,649,725

FROM NET REALIZED GAIN

CLASS A                     $ 4,543       $ 11,558      $ -

CLASS T                      41,653        92,775        -

CLASS B                      4,898         7,487         -

INITIAL CLASS                1,324,784     3,640,130     5,039,533

INSTITUTIONAL CLASS          54,159        98,898        -

TOTAL                       $ 1,430,037   $ 3,850,848   $ 5,039,533

TOTAL                       $ 32,005,464  $ 12,200,250  $ 37,689,258

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                   SHARES                                      DOLLARS

                   YEAR ENDED     THREE MONTHS  YEAR ENDED     YEAR ENDED      THREE MONTHS    YEAR ENDED
                   OCTOBER 31,    ENDED         JULY 31,       OCTOBER 31,     ENDED           JULY 31,
                   1998           OCTOBER 31,   1997A          1998            OCTOBER 31,     1997A
                                  1997                                         1997







CLASS A             191,569        3,210         141,575       $ 2,113,314     $ 35,261        $ 1,531,983
SHARES SOLD

REINVESTMENT OF     3,475          3,274         1,989          38,300          35,846          21,750
 DISTRIBUTIONS

SHARES              (174,371)      (531)         -              (1,919,263)     (5,834)         -
 REDEEMED

NET INCREASE        20,673         5,953         143,564       $ 232,351       $ 65,273        $ 1,553,733
 (DECREASE)

CLASS T             1,214,468      312,588       1,114,285     $ 13,402,368    $ 3,429,256     $ 12,183,453
SHARES SOLD

REINVESTMENT OF     72,903         25,415        5,597          803,861         278,358         61,712
 DISTRIBUTIONS

SHARES              (874,013)      (112,534)     (16,202)       (9,643,136)     (1,233,884)     (177,848)
 REDEEMED

NET INCREASE        413,358        225,469       1,103,680     $ 4,563,093     $ 2,473,730     $ 12,067,317
 (DECREASE)

CLASS B             623,528        68,692        73,891        $ 6,874,797     $ 753,079       $ 801,025
SHARES SOLD

REINVESTMENT OF     14,736         1,666         687            162,453         18,237          7,506
 DISTRIBUTIONS

SHARES              (66,613)       (890)         -              (734,102)       (9,750)         -
 REDEEMED

NET INCREASE        571,651        69,468        74,578        $ 6,303,148     $ 761,566       $ 808,531
 (DECREASE)

INITIAL CLASS       5,885,198      1,426,619     14,636,021    $ 64,970,201    $ 15,655,743    $ 158,564,289
SHARES SOLD

REINVESTMENT OF     2,196,325      854,187       2,769,613      24,230,109      9,354,223       29,925,102
 DISTRIBUTIONS

SHARES              (11,046,014)   (3,241,358)   (16,911,618)   (121,871,170)   (35,550,337)    (183,183,589)
 REDEEMED

NET INCREASE        (2,964,491)    (960,552)     (494,016)     $ (32,670,860)  $ (10,540,371)  $ (5,305,802)
 DECREASE)

INSTITUTIONAL       1,131,767      671,412       1,216,421     $ 12,463,547    $ 7,350,245     $ 13,282,379
CLASS
SHARES SOLD

REINVESTMENT OF     61,639         11,919        3,516          679,028         130,486         38,560
 DISTRIBUTIONS

SHARES              (971,330)      (86,048)      (26,465)       (10,710,195)    (944,245)       (290,779)
 REDEEMED

NET INCREASE        222,076        597,283       1,193,472     $ 2,432,380     $ 6,536,486     $ 13,030,160
 (DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 20,111

CLASS T                20,363

CLASS B                20,208

INITIAL CLASS          19,734

INSTITUTIONAL CLASS    21,763

                      $ 102,179

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Income
Fund) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Advisor Mortgage Securities Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:


CLASS A
PAY DATE       12/14/98
RECORD DATE    12/11/98
SHORT-TERM
CAPITAL GAINS  $.05
LONG-TERM
CAPITAL GAINS  $.10
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      -
 20% rate      100%

CLASS T
PAY DATE       12/14/98
RECORD DATE    12/11/98
SHORT-TERM
CAPITAL GAINS  $.05
LONG-TERM
CAPITAL GAINS  $.10
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      -
 20% rate      100%

CLASS B
PAY DATE       12/14/98
RECORD DATE    12/11/98
SHORT-TERM
CAPITAL GAINS  $.05
LONG-TERM
CAPITAL GAINS  $.10
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      -
 20% rate      100%

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 15, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF               % OF
               VOTES CAST         VOTES CAST
RALPH F. COX
AFFIRMATIVE    1,651,958,203.91   97.164

WITHHELD       48,220,916.99      2.836

TOTAL          1,700,179,120.90   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    1,652,223,467.94   97.179

WITHHELD       47,955,652.96      2.821

TOTAL          1,700,179,120.90   100.000

ROBERT M. GATES
AFFIRMATIVE    1,651,224,161.42   97.121

WITHHELD       48,954,959.48      2.879

TOTAL          1,700,179,120.90   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    1,652,007,241.03   97.167

WITHHELD       48,171,879.87      2.833

TOTAL          1,700,179,120.90   100.000

E. BRADLEY JONES
AFFIRMATIVE    1,649,145,998.05   96.998

WITHHELD       51,033,122.85      3.002

TOTAL          1,700,179,120.90   100.000

DONALD J. KIRK
AFFIRMATIVE    1,653,199,972.08   97.237

WITHHELD       46,979,148.82      2.763

TOTAL          1,700,179,120.90   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    1,653,387,884.55   97.248

WITHHELD       46,791,236.35      2.752

TOTAL          1,700,179,120.90   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    1,653,375,663.18   97.247

WITHHELD       46,803,457.72      2.753

TOTAL          1,700,179,120.90   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    1,649,195,994.06   97.001

WITHHELD       50,983,126.84      2.999

TOTAL          1,700,179,120.90   100.000

MARVIN L. MANN
AFFIRMATIVE    1,652,881,436.93   97.218

WITHHELD       47,297,683.97      2.782

TOTAL          1,700,179,120.90   100.000

ROBERT C. POZEN
AFFIRMATIVE    1,652,699,192.82   97.207

WITHHELD       47,479,928.08      2.793

TOTAL          1,700,179,120.90   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    1,651,939,558.10   97.163

WITHHELD       48,239,562.80      2.837

TOTAL          1,700,179,120.90   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    258,409,014.99   95.832

AGAINST        3,123,322.75     1.159

ABSTAIN        8,114,398.12     3.009

TOTAL          269,646,735.86   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
              # OF               % OF
              VOTES CAST         VOTES CAST
AFFIRMATIVE   1,513,079,756.37   89.970

AGAINST        62,655,788.85     3.725

ABSTAIN        106,028,282.98    6.305

TOTAL         1,681,763,828.20   100.000

BROKER         18,415,292.70
NON-VOTES

PROPOSAL 4
To approve an Agreement and Plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    236,671,377.62   91.446

AGAINST        8,084,689.97     3.123

ABSTAIN        14,055,021.19    5.431

TOTAL          258,811,088.78   100.000

BROKER         10,835,647.08
NON-VOTES

PROPOSAL 5
To approve an amended management contract for the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    247,542,193.38   91.802

AGAINST        8,411,341.87     3.120

ABSTAIN        13,693,200.61    5.078

TOTAL          269,646,735.86   100.000

PROPOSAL 6
To amend the fund's fundamental investment limitation concerning diversification.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    231,752,982.35   89.545

AGAINST        13,071,689.21    5.051

ABSTAIN        13,986,417.22    5.404

TOTAL          258,811,088.78   100.000

BROKER         10,835,647.08
NON-VOTES




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

AMOR-ANN-1298  67058
1.704047.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY
MORTGAGE SECURITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR MORTGAGE
SECURITIES FUND)

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE    3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7   THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   15  STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  24  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT  32  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS          33

PROXY VOTING RESULTS   34


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY MORTGAGE SECURITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                      PAST 1  PAST 5  PAST 10
                                                    YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INITIAL CL       5.99%   44.81%  125.96%

LB MORTGAGE                                         7.30%   41.35%  132.61%

US MORTGAGE FUNDS AVERAGE                           6.62%   32.38%  111.59%

CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers Mortgage- Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 68 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                 PAST 1  PAST 5  PAST 10
                                               YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INITIAL CL  5.99%   7.69%   8.49%

LB MORTGAGE                                    7.30%   7.17%   8.81%

US MORTGAGE FUNDS AVERAGE                      6.62%   5.75%   7.77%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Mortgage Secs -Initial Cl   LB Mortgage Backed Secs
             00040                       LB006
  1988/10/31      10000.00                    10000.00
  1988/11/30       9867.78                     9854.42
  1988/12/31       9805.35                     9802.89
  1989/01/31       9983.26                     9972.74
  1989/02/28       9930.40                     9909.21
  1989/03/31       9950.02                     9924.75
  1989/04/30      10133.69                    10125.14
  1989/05/31      10373.53                    10438.66
  1989/06/30      10624.59                    10695.20
  1989/07/31      10814.82                    10937.30
  1989/08/31      10700.59                    10795.53
  1989/09/30      10747.31                    10872.14
  1989/10/31      10960.47                    11120.50
  1989/11/30      11066.09                    11241.00
  1989/12/31      11142.37                    11307.52
  1990/01/31      11039.71                    11228.46
  1990/02/28      11113.25                    11294.44
  1990/03/31      11121.98                    11322.25
  1990/04/30      11025.78                    11220.56
  1990/05/31      11346.33                    11568.70
  1990/06/30      11510.81                    11751.64
  1990/07/31      11678.10                    11955.56
  1990/08/31      11647.21                    11828.52
  1990/09/30      11709.38                    11925.57
  1990/10/31      11829.33                    12060.80
  1990/11/30      12088.18                    12313.52
  1990/12/31      12296.70                    12519.90
  1991/01/31      12424.29                    12710.20
  1991/02/28      12503.84                    12817.34
  1991/03/31      12587.94                    12904.58
  1991/04/30      12724.21                    13023.45
  1991/05/31      12790.36                    13137.95
  1991/06/30      12822.34                    13149.67
  1991/07/31      13006.52                    13372.14
  1991/08/31      13255.07                    13615.32
  1991/09/30      13462.00                    13870.50
  1991/10/31      13621.12                    14100.33
  1991/11/30      13704.40                    14202.56
  1991/12/31      13970.62                    14488.00
  1992/01/31      13903.41                    14320.61
  1992/02/29      14041.75                    14456.11
  1992/03/31      13944.71                    14363.96
  1992/04/30      14075.45                    14505.18
  1992/05/31      14307.77                    14766.63
  1992/06/30      14459.36                    14940.84
  1992/07/31      14434.55                    15071.43
  1992/08/31      14527.91                    15267.72
  1992/09/30      14619.12                    15386.59
  1992/10/31      14473.75                    15251.64
  1992/11/30      14543.70                    15299.35
  1992/12/31      14732.44                    15497.00
  1993/01/31      14866.85                    15700.65
  1993/02/28      14994.18                    15859.87
  1993/03/31      15092.09                    15956.11
  1993/04/30      15197.46                    16038.44
  1993/05/31      15242.45                    16129.77
  1993/06/30      15428.40                    16253.27
  1993/07/31      15513.20                    16318.16
  1993/08/31      15542.09                    16395.04
  1993/09/30      15576.04                    16409.21
  1993/10/31      15603.75                    16456.65
  1993/11/30      15571.13                    16424.48
  1993/12/31      15721.42                    16557.52
  1994/01/31      15866.20                    16721.65
  1994/02/28      15782.54                    16604.96
  1994/03/31      15603.67                    16172.57
  1994/04/30      15535.32                    16053.44
  1994/05/31      15667.57                    16116.96
  1994/06/30      15747.76                    16082.06
  1994/07/31      15999.50                    16404.03
  1994/08/31      16071.19                    16455.83
  1994/09/30      15896.99                    16221.65
  1994/10/31      15929.27                    16212.38
  1994/11/30      15913.38                    16161.67
  1994/12/31      16026.67                    16290.62
  1995/01/31      16329.67                    16639.31
  1995/02/28      16695.25                    17064.07
  1995/03/31      16766.10                    17144.49
  1995/04/30      17030.43                    17388.22
  1995/05/31      17566.28                    17936.48
  1995/06/30      17700.29                    18038.44
  1995/07/31      17740.49                    18069.52
  1995/08/31      17959.39                    18256.54
  1995/09/30      18145.05                    18417.12
  1995/10/31      18346.89                    18580.97
  1995/11/30      18550.03                    18793.35
  1995/12/31      18754.39                    19028.08
  1996/01/31      18907.94                    19171.48
  1996/02/29      18787.46                    19012.27
  1996/03/31      18719.30                    18943.57
  1996/04/30      18680.28                    18890.13
  1996/05/31      18607.96                    18835.06
  1996/06/30      18864.75                    19094.33
  1996/07/31      18932.12                    19164.39
  1996/08/31      18927.94                    19164.12
  1996/09/30      19227.50                    19485.01
  1996/10/31      19583.27                    19867.23
  1996/11/30      19885.82                    20151.58
  1996/12/31      19773.69                    20046.07
  1997/01/31      19897.44                    20194.93
  1997/02/28      19962.31                    20262.27
  1997/03/31      19775.14                    20071.43
  1997/04/30      20083.42                    20391.49
  1997/05/31      20281.55                    20591.06
  1997/06/30      20519.08                    20831.24
  1997/07/31      20890.19                    21223.83
  1997/08/31      20867.11                    21173.39
  1997/09/30      21093.52                    21441.93
  1997/10/31      21318.64                    21679.66
  1997/11/30      21388.88                    21750.82
  1997/12/31      21577.20                    21949.02
  1998/01/31      21784.77                    22167.39
  1998/02/28      21833.76                    22214.29
  1998/03/31      21907.19                    22308.34
  1998/04/30      22036.38                    22434.57
  1998/05/31      22184.54                    22583.70
  1998/06/30      22295.28                    22691.38
  1998/07/31      22383.72                    22806.43
  1998/08/31      22575.85                    23013.36
  1998/09/30      22789.73                    23291.17
  1998/10/30      22596.09                    23261.18
IMATRL PRASUN   SHR__CHT 19981031 19981203 110109 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Initial Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $22,596 - a 125.96% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,261 - a 132.61% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                           YEARS ENDED OCTOBER 31,

                      1998    1997   1996   1995    1994

DIVIDEND RETURNS      6.17%   6.60%  6.66%  7.86%   5.61%

CAPITAL RETURNS       -0.18%  2.26%  0.08%   7.32%  -3.52%

TOTAL RETURNS         5.99%   8.86%  6.74%  15.18%  2.09%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              5.55(CENTS)  32.81(CENTS)  66.39(CENTS)

ANNUALIZED DIVIDEND RATE         5.92%        5.90%         6.01%

30-DAY ANNUALIZED YIELD          6.25%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.04 over the past one month, $11.04 over the past six months and $11.04 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two
interest-rate cuts by the Federal
Reserve Board, provided the
backdrop for strong gains in the
bond market during the 12-month
period ended October 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the U.S.
taxable investment-grade bond
market - returned 9.34% over the
past year. Global market volatility,
low interest rates and a sharp
decline in stock prices sent U.S.
Treasury yields - which move in the
opposite direction of bond prices -
to their lowest levels in 30 years.
While the extreme flight to quality
helped Treasuries outperform all
other sectors of the bond market,
corporate bond investors benefited
from a stable domestic economy,
low interest rates and low inflation.
The Lehman Brothers Corporate
Bond Index returned 7.99% for the
past 12 months. Despite high
refinancing activity, mortgage bonds
also performed well. The Lehman
Brothers Mortgage-Backed Securities
Index posted a 12-month return of
7.30%. Late in the period, the bond
market stumbled as the Group of
Seven leading industrial nations
eased global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended October 31, 1998, the fund's Initial Class shares returned 5.99%. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 6.62%, and the Lehman Brothers Mortgage-Backed Securities Index returned 7.30%.
Q. HOW WOULD YOU CHARACTERIZE THE MORTGAGE MARKET OVER THE PAST 12
MONTHS?
A. During the first six months of the period, the mortgage market was surprisingly strong. Low inflation and enormous foreign demand for U.S. government securities in the wake of the Asian economic crisis bid Treasury prices up, pushing the 10-year yield down to 5.35% early in 1998. Falling interest rates usually cause mortgage prices to lag Treasuries because of increased prepayment risk. As interest rates fall, many borrowers refinance their home loans, returning the principal to investors who may have to reinvest at lower rates. Despite these conditions, investors were attracted by the relatively high yields offered by mortgage securities. However, the mortgage market changed direction during the second half of the period. Emerging monetary and political problems in Russia renewed concern about the unstable conditions in Asia. Bond-market investors became less tolerant of risk and sold mortgage securities in favor of higher-quality, more liquid government securities, flooding the market with mortgage supply. Interest rates fell to historic low levels, increasing prepayment risk, which further depressed demand for mortgage securities. Market liquidity declined substantially and prices stagnated. Yield spreads reached their widest point in over 10 years as investors required significantly higher rates to choose mortgages over Treasury securities.
Q. WHAT WAS YOUR INVESTMENT STRATEGY THROUGHOUT THE PERIOD?
A. My overall objective was to limit relative prepayment risk. My strategy is based on a disciplined process that first evaluates the Lehman Brothers index, the fund's performance benchmark. Next, I allocate assets among the agency sectors based on my assessment of relative value. During the period, I overweighted Ginnie Mae-issued mortgages, which were experiencing slower prepayment rates relative to Fannie Mae and Freddie Mac mortgages. In addition, Ginnie Mae loans are explicitly guaranteed by the U.S. Treasury. Once sector weights are determined, I select specific securities. For example, as interest rates fell, I emphasized seasoned mortgages that had weathered several prepayment cycles, as well as brand-new mortgages issued at lower rates that I thought would carry less refinancing risk. Finally, I look at sectors outside of the index, such as non-agency securities, commercial mortgages, collateralized mortgage obligations and adjustable-rate mortgages. For much of the year, I had a significant proportion of the fund's assets invested in commercial mortgage securities (CMS). The loans underlying CMS usually have prepayment restrictions built into their structure, so they can help reduce a fund's prepayment risk when interest rates are falling.
Q. WEREN'T THERE PROBLEMS IN THE COMMERCIAL MORTGAGE SECTOR DURING THE
YEAR?
A. Yes, there were. During the final months of the period, CMS dramatically underperformed other types of mortgage securities. Although they have lower prepayment risk, CMS have greater credit risk. As a result, this sector was hurt when investors shifted their preference to very liquid, high-quality instruments such as Treasury securities. In addition, many hedge funds and real estate investment trusts had borrowed heavily to purchase relatively high-yielding securities such as CMS. However, as global credit concerns caused the CMS sector to weaken, these investors were left holding billions of dollars of securities that could only be sold at higher yields. Forced selling of this sector to cover loans reduced liquidity, and prices fell further. Because the fund was overweighted in commercial mortgages relative to its benchmark and its peers, CMS were the largest contributor to the fund's disappointing 12-month total return.
Q. DID YOU REDUCE YOUR CMS EXPOSURE?
A. No, I didn't. I believe that the CMS sector has been oversold. I haven't seen any fundamental reason to withdraw from this market. Furthermore, this sector continues to offer good protection against prepayment risk, which is my primary investment strategy.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I am taking a cautious approach to the market. As long as interest rates have the possibility to fall further, prepayment risk will continue to limit mortgage securities performance. I plan to emphasize the fund's defensive characteristics until there are conclusive changes in the economy's direction.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SILVIA ON COMMERCIAL
MORTGAGE SECURITIES (CMS):
"The CMS market has been among
the fastest growing sectors of the
fixed-income market. CMS are bonds
that are collateralized by mortgage
loans on commercial real estate
such as office buildings, shopping
malls, hotels and apartment
buildings. This market sector was
created in the mid 1980s, and
today the amount of commercial
mortgage loans outstanding in the
United States is approximately $1.5
trillion.
"Commercial mortgages differ from
the mortgage securities comprising
the fund's performance benchmark,
the Lehman Brothers
Mortgage-Backed Securities
Index. The index is made up of
single-family home mortgages
issued by one of three housing
agencies - Ginnie Mae (GNMA),
Fannie Mae (FNMA) and Freddie
Mac (FHLMC). Agency mortgage
securities have minimal credit risk
and carry an implied triple-A
rating because of their relationship
with the U.S. Treasury. GNMA
securities are guaranteed by the
government, while FNMA and
FHLMC securities carry an implied
guarantee. CMS are privately
issued and are not supported by the
government. The primary advantage
of investing in commercial versus
agency single-family mortgages is
related to prepayment risk.
Commercial mortgages typically
have some form of prepayment
protection because commercial
borrowers are usually restricted
from early loan payoffs. Thus, CMS
provide an efficient way to reduce
a portfolio's prepayment risk,
particularly in periods when
interest rates are falling."

FUND FACTS
GOAL: high current income by
investing in mortgage-related
securities of all kinds
START DATE: December 31, 1984
SIZE: as of October 31,
1998, more than $510 million
MANAGER: Thomas Silvia, since
1997; joined Fidelity in 1993
(checkmark)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF OCTOBER 31, 1998

                                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                            INVESTMENTS   6 MONTHS AGO

LESS THAN 6%                                 3.3           0.7

6 - 6.99%                                    21.3          25.1

7 - 7.99%                                    47.6          41.7

8 - 8.99%                                    17.1          11.6

9 - 9.99%                                    6.5           6.3

10 - 10.99%                                  2.4           3.0

11% AND OVER                                 1.6           2.1


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED RATES ON THE FUND'S
INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              4.3   5.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             2.4   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 1.2
ROW: 1, COL: 2, VALUE: 15.9
ROW: 1, COL: 3, VALUE: 82.90000000000001
MORTGAGE
SECURITIES 83.9%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 15.9%
SHORT-TERM
INVESTMENT 0.2%
ROW: 1, COL: 1, VALUE: 9.5
ROW: 1, COL: 2, VALUE: 18.0
ROW: 1, COL: 3, VALUE: 72.5
MORTGAGE
SECURITIES 72.5%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 18.0%
SHORT-TERM
INVESTMENTS 9.5%


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 83.9%

                                                              PRINCIPAL         VALUE (NOTE 1)
                                                              AMOUNT

FANNIE MAE - 29.2%

6% 4/1/28 to 10/1/28                                          $ 6,456,563       $ 6,379,859

6.5% 9/1/10 to 11/1/28                                         32,901,098        33,180,484

6.5% 12/1/28 (b)                                               10,000,000        10,078,125

7% 12/1/20 to 11/1/27                                          105,567           108,126

7% 11/1/28 (b)                                                 40,000,000        40,874,988

7.5% 11/1/17 to 10/1/28 (e)                                    37,904,484        38,869,484

8% 1/1/07 to 7/1/08                                            79,684            81,459

8.25% 1/1/13                                                   101,214           105,371

8.5% 11/1/03 to 12/1/26                                        15,979,410        16,655,234

8.75% 11/1/08 to 7/1/09                                        185,529           192,778

9% 1/1/08 to 2/1/13                                            707,837           739,117

9.5% 5/1/03 to 8/1/22                                          8,347,131         8,770,474

11% 12/1/02 to 8/1/10                                          1,853,083         2,009,943

12.25% 5/1/13 to 6/1/15                                        405,209           462,779

12.5% 11/1/14 to 3/1/16                                        530,317           607,553

12.75% 6/1/13 to 7/1/15                                        225,290           260,778

13.5% 9/1/13 to 12/1/14                                        156,598           184,588

14% 11/1/14                                                    42,465            50,626

                                                                                 159,611,766

FREDDIE MAC - 33.9%

5% 7/1/10                                                      3,343,444         3,255,679

6.5% 1/1/24 to 9/1/24                                          26,287,242        26,512,424

7% 5/1/99 to 1/1/13                                            50,081,429        51,123,709

7% 12/1/28 (b)                                                 35,500,000        36,221,094

7.5% 10/1/25 to 3/1/28 (e)                                     4,399,397         4,506,611

8% 10/1/07 to 4/1/21                                           981,289           1,023,779

8.5% 11/1/03 to 8/1/27                                         42,473,979        44,232,138

9% 9/1/08 to 5/1/21                                            11,079,984        11,746,050

10% 1/1/09 to 5/1/19                                           1,673,726         1,807,321

10.5% 8/1/10 to 12/1/20 (c)                                    1,868,975         2,068,962

11.5% 4/1/12                                                   80,893            89,938

11.75% 6/1/11                                                  67,156            76,245

12.25% 6/1/14 to 7/1/15                                        171,771           199,093

12.5% 5/1/12 to 12/1/14                                        896,074           1,032,860

12.75% 6/1/05 to 3/1/15                                        157,902           178,189

13% 1/1/11 to 6/1/15                                           1,487,735         1,751,909

                                                                                 185,826,001

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

                                                              PRINCIPAL         VALUE (NOTE 1)
                                                              AMOUNT

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 20.8%

7% 5/15/23 to 10/15/28                                        $ 7,859,836       $ 8,041,273

7.5% 7/15/05 to 8/15/28                                        47,358,203        48,788,911

8% 4/15/02 to 12/15/27                                         27,565,960        28,582,299

8.5% 7/15/16 to 6/15/18                                        2,731,346         2,913,379

9% 10/1/04 to 4/20/18                                          8,424,257         8,985,406

9.5% 6/15/09 to 12/15/24                                       4,506,291         4,837,048

10% 12/15/17 to 1/15/26                                        7,770,640         8,380,064

10.5% 8/15/00 to 2/20/18                                       969,135           1,042,322

11% 1/15/10 to 9/15/19                                         2,096,015         2,319,280

11.5% 10/15/10                                                 30,471            33,698

13% 10/15/13                                                   88,788            102,356

13.5% 7/15/11 to 10/15/14                                      71,542            82,994

                                                                                 114,109,030

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES                               459,546,797
(Cost $456,530,867)





COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%



U.S. GOVERNMENT AGENCY - 0.0%

Freddie Mac sequential pay Series 1353 Class A, 5.5%        17,705        17,666
11/15/04 (Cost $16,496)



COMMERCIAL MORTGAGE SECURITIES - 15.9%



Bankers Trust Remic Trust 1988-1 floater Series               3,890,000                 3,798,828
1998-S1A Class D, 6.5023% 11/28/02 (a)(d)

CBM Funding Corp. sequential pay Series 1996-1                2,300,000                 2,392,719
Class A-3PI, 7.08% 11/1/07

CS First Boston Mortgage Securities Corp.                     1,850,000                 1,732,063
Series 1997-C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset Receiving Corp.                     10,200,000                9,588,000
Series 1998-C1 Class D, 7.231% 7/15/12

Federal Deposit Insurance Corp. Remic Trust sequential        6,215,768                 6,233,250
pay Series 1996-C1 Class 1A, 6.75% 7/25/26

GS Mortgage Securities Corp. II Series 1998-GLII              1,600,000                 1,387,872
Class E, 7.1905% 4/13/31 (a)(d)

Nomura Asset Securities Corp. Series 1998-D6                  15,000,000                13,981,055
Class A-4, 7.5956% 3/17/28 (d)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                                                             PRINCIPAL                 VALUE (NOTE 1)
                                                             AMOUNT

Nomura Depositor Trust floater Series 1998-ST1A:

Class A-4, 6.4898% 2/15/34 (a)(d)                            $ 7,900,000               $ 7,426,000

Class A-5, 6.8398% 2/15/34 (a)(d)                             5,278,196                 4,895,527

Structured Asset Securities Corp.:

floater Series 1997-C1 Class C, 5.6694%                       14,972,194                14,925,406
6/25/15 (a)(d)

Series 1992-M1 Class C, 7.05% 11/25/02                        3,192,522                 2,946,099

Thirteen Affiliates of General Growth Properties, Inc.        18,200,000                17,499,300
Series 1 Class D-1, 6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                    86,806,119
(Cost $89,728,924)



CASH EQUIVALENTS - 0.2%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Treasury        $ 1,064,500                  1,064,000
obligations), in a joint trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $1,064,000)

TOTAL INVESTMENT IN SECURITIES - 100%                                                 $ 547,434,582
(Cost $547,340,287)





FUTURES CONTRACTS

                                                                      EXPIRATION        UNDERLYING         UNREALIZED
                                                                      DATE              FACE AMOUNT        GAIN/(LOSS)
                                                                                                           AT VALUE

SOLD

90 U.S. 5 Yr Treasury Note Contracts                                  Dec. 1998         $ 10,317,657       $ (115,853)

THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%


LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $49,932,933 or 9.8% of net assets.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $122,103.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $547,406,748. Net unrealized appreciation aggregated $27,834, of which $4,839,095 related to appreciated investment securities and $4,811,261 related to depreciated investment securities.
The fund hereby designates approximately $752,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                          OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 547,434,582
AGREEMENTS OF $1,064,000) (COST $547,340,287) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS    $ (60,499,844)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS    60,683,156      183,312

RECEIVABLE FOR INVESTMENTS SOLD, REGULAR DELIVERY                             101,280,009

CASH                                                                          936,653

RECEIVABLE FOR FUND SHARES SOLD                                               944,568

INTEREST RECEIVABLE                                                           2,958,171

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                           61,875

 TOTAL ASSETS                                                                 653,799,170

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                             991,921
REGULAR DELIVERY

 DELAYED DELIVERY                                             140,657,751

PAYABLE FOR FUND SHARES REDEEMED                              1,267,570

DISTRIBUTIONS PAYABLE                                         450,094

ACCRUED MANAGEMENT FEE                                        184,768

DISTRIBUTION FEES PAYABLE                                     9,617

OTHER PAYABLES AND ACCRUED EXPENSES                           179,760

 TOTAL LIABILITIES                                                            143,741,481

NET ASSETS                                                                   $ 510,057,689

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 499,911,833

UNDISTRIBUTED NET INVESTMENT INCOME                                           1,699,376

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                            8,284,726
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     161,754

NET ASSETS                                                                   $ 510,057,689


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.96
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,864,970 (DIVIDED BY) 170,190 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.96)           $11.51

CLASS T:                                                         $10.96
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($19,103,366 (DIVIDED BY) 1,742,507 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.96)           $11.36

CLASS B:                                                         $10.95
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,839,643 (DIVIDED BY) 715,697 SHARES) A

INITIAL CLASS:                                                   $10.97
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($459,211,792 (DIVIDED BY) 41,871,652 SHARES)

INSTITUTIONAL CLASS:                                             $10.95
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($22,037,918 (DIVIDED BY) 2,012,831 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                        $ 36,042,335
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 2,226,557

TRANSFER AGENT FEES                                        1,011,170

DISTRIBUTION FEES                                          73,203

ACCOUNTING FEES AND EXPENSES                               205,166

NON-INTERESTED TRUSTEES' COMPENSATION                      2,383

CUSTODIAN FEES AND EXPENSES                                87,723

REGISTRATION FEES                                          102,179

AUDIT                                                      53,821

LEGAL                                                      15,166

REPORTS TO SHAREHOLDERS                                    54,367

MISCELLANEOUS                                              1,982

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,833,717

 EXPENSE REDUCTIONS                                        (124,644)      3,709,073

NET INVESTMENT INCOME                                                     32,333,262

REALIZED AND UNREALIZED GAIN (LOSS)                                       8,605,529
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (11,708,820)

 FUTURES CONTRACTS                                         (115,853)

 DELAYED DELIVERY COMMITMENTS                              183,312        (11,641,361)

NET GAIN (LOSS)                                                           (3,035,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 29,297,430
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED     THREE MONTHS ENDED  YEAR ENDED
                                          OCTOBER 31,    OCTOBER 31,         JULY 31,
                                          1998           1997                1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 32,333,262   $ 8,459,090         $ 32,193,238
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  8,605,529      1,110,586           4,296,274

 CHANGE IN NET UNREALIZED APPRECIATION     (11,641,361)   1,347,376           14,164,021
 (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     29,297,430     10,917,052          50,653,533
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (30,575,427)   (8,349,402)         (32,649,725)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,430,037)    (3,850,848)         (5,039,533)

 TOTAL DISTRIBUTIONS                       (32,005,464)   (12,200,250)        (37,689,258)

SHARE TRANSACTIONS -                       (19,139,888)   (703,316)           32,765,543
NET INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE)                (21,847,922)   (1,986,514)         45,729,818
  IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       531,905,611    533,892,125         488,162,307

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 510,057,689  $ 531,905,611       $ 533,892,125
NET INVESTMENT INCOME OF
$1,699,376, $290,731 AND
$230,506, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.050      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .669         .170           .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.061)       .048           .224

 TOTAL FROM INVESTMENT OPERATIONS                       .608         .218           .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.638)       (.168)         (.272)

 FROM NET REALIZED GAIN                                 (.030)       (.080)         -

 TOTAL DISTRIBUTIONS                                    (.668)       (.248)         (.272)

NET ASSET VALUE, END OF PERIOD                         $ 10.960     $ 11.020       $ 11.050

TOTAL RETURN B, C                                       5.65%        2.00%          4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 1,865      $ 1,648        $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% F       .90% A, F      .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.01%        6.18% A        6.09% A

PORTFOLIO TURNOVER RATE                                 262%         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.050      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .665         .167           .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.063)       .048           .233

 TOTAL FROM INVESTMENT OPERATIONS                       .602         .215           .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.632)       (.165)         (.268)

 FROM NET REALIZED GAIN                                 (.030)       (.080)         -

 TOTAL DISTRIBUTIONS                                    (.662)       (.245)         (.268)

NET ASSET VALUE, END OF PERIOD                         $ 10.960     $ 11.020       $ 11.050

TOTAL RETURN B, C                                       5.60%        1.98%          4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 19,103     $ 14,649       $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.00% F      1.00% A, F     1.00% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.05%        6.10% A        5.99% A

PORTFOLIO TURNOVER RATE                                 262%         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .584         .142           .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.064)       .065           .214

 TOTAL FROM INVESTMENT OPERATIONS                       .520         .207           .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.560)       (.147)         (.238)

 FROM NET REALIZED GAIN                                 (.030)       (.080)         -

 TOTAL DISTRIBUTIONS                                    (.590)       (.227)         (.238)

NET ASSET VALUE, END OF PERIOD                         $ 10.950     $ 11.020       $ 11.040

TOTAL RETURN B, C                                       4.82%        1.90%          4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,840      $ 1,587        $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.65% F      1.65% A, F     1.65% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.37%        5.32% A        5.34% A

PORTFOLIO TURNOVER RATE                                 262%         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                              YEAR ENDED   THREE MONTHS          YEARS ENDED JULY 31,
                              OCTOBER 31,  ENDED
                                           OCTOBER 31,

                              1998         1997          1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.020     $ 11.050      $ 10.780   $ 10.890   $ 10.580   $ 10.910
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .700 D        .176 D       .678 D     .729       .772       .570

 NET REALIZED AND              (.056)        .047         .391       (.015)     .325       (.242)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .644          .223         1.069      .714       1.097      .328
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.664)        (.173)       (.689)     (.724)     (.737)     (.588)
 INCOME

 FROM NET REALIZED GAIN        (.030)        (.080)       (.110)     (.100)     -          (.040)

 IN EXCESS OF NET              -             -            -          -          (.050)     (.030)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.694)        (.253)       (.799)     (.824)     (.787)     (.658)

NET ASSET VALUE,              $ 10.970      $ 11.020     $ 11.050   $ 10.780   $ 10.890   $ 10.580
END OF PERIOD

TOTAL RETURN B, C              5.99%         2.05%        10.34%     6.72%      10.88%     3.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 459,212     $ 494,304    $ 506,113  $ 488,162  $ 416,241  $ 365,801
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .71%          .72% A       .73%       .74%       .77%       .79%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .71%          .72% A       .73%       .73% E     .77%       .79%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        6.34%         6.36% A      6.26%      6.75%      7.37%      6.73%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        262%          125% A       149%       221%       329%       563%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.010     $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .693         .172          .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.063)       .050          .226

 TOTAL FROM INVESTMENT OPERATIONS                       .630         .222          .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.660)       (.172)        (.279)

 FROM NET REALIZED GAIN                                 (.030)       (.080)        -

 TOTAL DISTRIBUTIONS                                    (.690)       (.252)        (.279)

NET ASSET VALUE, END OF PERIOD                         $ 10.950     $ 11.010      $ 11.040

TOTAL RETURN B, C                                       5.86%        2.05%         4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 22,038     $ 19,718      $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .75% F       .75% A, F     .75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           .75%         .75% A        .70% A, G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.30%        6.35% A       6.29% A

PORTFOLIO TURNOVER RATE                                 262%         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,299,705,940 and $1,306,435,411, respectively.
The market value of futures contracts opened and closed during the period amounted to $10,201,804 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 1,249   $ 189

CLASS T    36,423    13,984

CLASS B    35,531    25,811

          $ 73,203  $ 39,984

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 107

CLASS T                6,184

CLASS B                415

INSTITUTIONAL CLASS    2,793

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 15,729  $ 5,230

CLASS T    32,042    9,363

CLASS B    7,660     7,660 *

          $ 55,431  $ 22,253

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 4,707      .56

CLASS T                 63,902      .44

CLASS B                 11,324      .29

INITIAL CLASS           879,955     .19

INSTITUTIONAL CLASS     51,282      .24

                       $ 1,011,170

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 22,721

CLASS T               1.00%         49,933

CLASS B               1.65%         22,078

INSTITUTIONAL CLASS   .75%          23,746

                                   $ 118,478

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,166 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEAR ENDED    THREE MONTHS  YEAR ENDED
                            OCTOBER, 31   ENDED         JULY 31,
                            1998          OCTOBER, 31   1997A
                                          1997







FROM NET INVESTMENT INCOME

CLASS A                     $ 47,643      $ 24,437      $ 21,750

CLASS T                      835,552       197,984       64,445

CLASS B                      198,305       15,690        8,241

INITIAL CLASS                28,222,031    7,870,955     32,474,399

INSTITUTIONAL CLASS          1,271,896     240,336       80,890

TOTAL                       $ 30,575,427  $ 8,349,402   $ 32,649,725

FROM NET REALIZED GAIN

CLASS A                     $ 4,543       $ 11,558      $ -

CLASS T                      41,653        92,775        -

CLASS B                      4,898         7,487         -

INITIAL CLASS                1,324,784     3,640,130     5,039,533

INSTITUTIONAL CLASS          54,159        98,898        -

TOTAL                       $ 1,430,037   $ 3,850,848   $ 5,039,533

TOTAL                       $ 32,005,464  $ 12,200,250  $ 37,689,258

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                   SHARES                                      DOLLARS

                   YEAR ENDED     THREE MONTHS  YEAR ENDED     YEAR ENDED      THREE MONTHS    YEAR ENDED
                   OCTOBER 31,    ENDED         JULY 31,       OCTOBER 31,     ENDED           JULY 31,
                   1998           OCTOBER 31,   1997A          1998            OCTOBER 31,     1997A
                                  1997                                         1997







CLASS A             191,569        3,210         141,575       $ 2,113,314     $ 35,261        $ 1,531,983
SHARES SOLD

REINVESTMENT OF     3,475          3,274         1,989          38,300          35,846          21,750
 DISTRIBUTIONS

SHARES              (174,371)      (531)         -              (1,919,263)     (5,834)         -
 REDEEMED

NET INCREASE        20,673         5,953         143,564       $ 232,351       $ 65,273        $ 1,553,733
 (DECREASE)

CLASS T             1,214,468      312,588       1,114,285     $ 13,402,368    $ 3,429,256     $ 12,183,453
SHARES SOLD

REINVESTMENT OF     72,903         25,415        5,597          803,861         278,358         61,712
 DISTRIBUTIONS

SHARES              (874,013)      (112,534)     (16,202)       (9,643,136)     (1,233,884)     (177,848)
 REDEEMED

NET INCREASE        413,358        225,469       1,103,680     $ 4,563,093     $ 2,473,730     $ 12,067,317
 (DECREASE)

CLASS B             623,528        68,692        73,891        $ 6,874,797     $ 753,079       $ 801,025
SHARES SOLD

REINVESTMENT OF     14,736         1,666         687            162,453         18,237          7,506
 DISTRIBUTIONS

SHARES              (66,613)       (890)         -              (734,102)       (9,750)         -
 REDEEMED

NET INCREASE        571,651        69,468        74,578        $ 6,303,148     $ 761,566       $ 808,531
 (DECREASE)

INITIAL CLASS       5,885,198      1,426,619     14,636,021    $ 64,970,201    $ 15,655,743    $ 158,564,289
SHARES SOLD

REINVESTMENT OF     2,196,325      854,187       2,769,613      24,230,109      9,354,223       29,925,102
 DISTRIBUTIONS

SHARES              (11,046,014)   (3,241,358)   (16,911,618)   (121,871,170)   (35,550,337)    (183,183,589)
 REDEEMED

NET INCREASE        (2,964,491)    (960,552)     (494,016)     $ (32,670,860)  $ (10,540,371)  $ (5,305,802)
 DECREASE)

INSTITUTIONAL       1,131,767      671,412       1,216,421     $ 12,463,547    $ 7,350,245     $ 13,282,379
CLASS
SHARES SOLD

REINVESTMENT OF     61,639         11,919        3,516          679,028         130,486         38,560
 DISTRIBUTIONS

SHARES              (971,330)      (86,048)      (26,465)       (10,710,195)    (944,245)       (290,779)
 REDEEMED

NET INCREASE        222,076        597,283       1,193,472     $ 2,432,380     $ 6,536,486     $ 13,030,160
 (DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 20,111

CLASS T                20,363

CLASS B                20,208

INITIAL CLASS          19,734

INSTITUTIONAL CLASS    21,763

                      $ 102,179

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Income
Fund) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Advisor Mortgage Securities Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:


INITIAL CLASS
PAY DATE      12/14/98
RECORD DATE   12/11/98
SHORT-TERM
CAPITAL GAINS $.05
LONG-TERM
CAPITAL GAINS $.10
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -
 20% rate     100%

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 15, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF               % OF
               VOTES CAST         VOTES CAST
RALPH F. COX
AFFIRMATIVE    1,651,958,203.91   97.164

WITHHELD       48,220,916.99      2.836

TOTAL          1,700,179,120.90   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    1,652,223,467.94   97.179

WITHHELD       47,955,652.96      2.821

TOTAL          1,700,179,120.90   100.000

ROBERT M. GATES
AFFIRMATIVE    1,651,224,161.42   97.121

WITHHELD       48,954,959.48      2.879

TOTAL          1,700,179,120.90   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    1,652,007,241.03   97.167

WITHHELD       48,171,879.87      2.833

TOTAL          1,700,179,120.90   100.000

E. BRADLEY JONES
AFFIRMATIVE    1,649,145,998.05   96.998

WITHHELD       51,033,122.85      3.002

TOTAL          1,700,179,120.90   100.000

DONALD J. KIRK
AFFIRMATIVE    1,653,199,972.08   97.237

WITHHELD       46,979,148.82      2.763

TOTAL          1,700,179,120.90   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    1,653,387,884.55   97.248

WITHHELD       46,791,236.35      2.752

TOTAL          1,700,179,120.90   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    1,653,375,663.18   97.247

WITHHELD       46,803,457.72      2.753

TOTAL          1,700,179,120.90   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    1,649,195,994.06   97.001

WITHHELD       50,983,126.84      2.999

TOTAL          1,700,179,120.90   100.000

MARVIN L. MANN
AFFIRMATIVE    1,652,881,436.93   97.218

WITHHELD       47,297,683.97      2.782

TOTAL          1,700,179,120.90   100.000

ROBERT C. POZEN
AFFIRMATIVE    1,652,699,192.82   97.207

WITHHELD       47,479,928.08      2.793

TOTAL          1,700,179,120.90   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    1,651,939,558.10   97.163

WITHHELD       48,239,562.80      2.837

TOTAL          1,700,179,120.90   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    258,409,014.99   95.832

AGAINST        3,123,322.75     1.159

ABSTAIN        8,114,398.12     3.009

TOTAL          269,646,735.86   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
              # OF               % OF
              VOTES CAST         VOTES CAST
AFFIRMATIVE   1,513,079,756.37   89.970

AGAINST        62,655,788.85     3.725

ABSTAIN        106,028,282.98    6.305

TOTAL         1,681,763,828.20   100.000

BROKER         18,415,292.70
NON-VOTES

PROPOSAL 4
To approve an Agreement and Plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    236,671,377.62   91.446

AGAINST        8,084,689.97     3.123

ABSTAIN        14,055,021.19    5.431

TOTAL          258,811,088.78   100.000

BROKER         10,835,647.08
NON-VOTES

PROPOSAL 5
To approve an amended management contract for the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    247,542,193.38   91.802

AGAINST        8,411,341.87     3.120

ABSTAIN        13,693,200.61    5.078

TOTAL          269,646,735.86   100.000

PROPOSAL 6
To amend the fund's fundamental investment limitation concerning diversification.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    231,752,982.35   89.545

AGAINST        13,071,689.21    5.051

ABSTAIN        13,986,417.22    5.404

TOTAL          258,811,088.78   100.000

BROKER         10,835,647.08
NON-VOTES

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is
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(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
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BUYING SHARES
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ACCOUNTS
BUYING SHARES
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SELLING SHARES
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TO VISIT FIDELITY


For directions and hours,
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
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SERVICING AGENT
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* INDEPENDENT TRUSTEES

MOR-ANN-1298  67056
1.538542.101

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FIDELITY ADVISOR
MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    15  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   24  NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   32  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           33

PROXY VOTING RESULTS    34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED  OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                 YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INST CL       5.86%   44.49%  125.47%

LB MORTGAGE                                      7.30%   41.35%  132.61%

US MORTGAGE FUNDS AVERAGE                        6.62%   32.38%  111.59%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 68 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998              PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INST CL  5.86%   7.64%   8.47%

LB MORTGAGE                                 7.30%   7.17%   8.81%

US MORTGAGE FUNDS AVERAGE                   6.62%   5.75%   7.77%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL I       LB Mortgage Backed Secs
             00240                       LB006
  1988/10/31      10000.00                    10000.00
  1988/11/30       9867.78                     9854.42
  1988/12/31       9805.35                     9802.89
  1989/01/31       9983.26                     9972.74
  1989/02/28       9930.40                     9909.21
  1989/03/31       9950.02                     9924.75
  1989/04/30      10133.69                    10125.14
  1989/05/31      10373.53                    10438.66
  1989/06/30      10624.59                    10695.20
  1989/07/31      10814.82                    10937.30
  1989/08/31      10700.59                    10795.53
  1989/09/30      10747.31                    10872.14
  1989/10/31      10960.47                    11120.50
  1989/11/30      11066.09                    11241.00
  1989/12/31      11142.37                    11307.52
  1990/01/31      11039.71                    11228.46
  1990/02/28      11113.25                    11294.44
  1990/03/31      11121.98                    11322.25
  1990/04/30      11025.78                    11220.56
  1990/05/31      11346.33                    11568.70
  1990/06/30      11510.81                    11751.64
  1990/07/31      11678.10                    11955.56
  1990/08/31      11647.21                    11828.52
  1990/09/30      11709.38                    11925.57
  1990/10/31      11829.33                    12060.80
  1990/11/30      12088.18                    12313.52
  1990/12/31      12296.70                    12519.90
  1991/01/31      12424.29                    12710.20
  1991/02/28      12503.84                    12817.34
  1991/03/31      12587.94                    12904.58
  1991/04/30      12724.21                    13023.45
  1991/05/31      12790.36                    13137.95
  1991/06/30      12822.34                    13149.67
  1991/07/31      13006.52                    13372.14
  1991/08/31      13255.07                    13615.32
  1991/09/30      13462.00                    13870.50
  1991/10/31      13621.12                    14100.33
  1991/11/30      13704.40                    14202.56
  1991/12/31      13970.62                    14488.00
  1992/01/31      13903.41                    14320.61
  1992/02/29      14041.75                    14456.11
  1992/03/31      13944.71                    14363.96
  1992/04/30      14075.45                    14505.18
  1992/05/31      14307.77                    14766.63
  1992/06/30      14459.36                    14940.84
  1992/07/31      14434.55                    15071.43
  1992/08/31      14527.91                    15267.72
  1992/09/30      14619.12                    15386.59
  1992/10/31      14473.75                    15251.64
  1992/11/30      14543.70                    15299.35
  1992/12/31      14732.44                    15497.00
  1993/01/31      14866.85                    15700.65
  1993/02/28      14994.18                    15859.87
  1993/03/31      15092.09                    15956.11
  1993/04/30      15197.46                    16038.44
  1993/05/31      15242.45                    16129.77
  1993/06/30      15428.40                    16253.27
  1993/07/31      15513.20                    16318.16
  1993/08/31      15542.09                    16395.04
  1993/09/30      15576.04                    16409.21
  1993/10/31      15603.75                    16456.65
  1993/11/30      15571.13                    16424.48
  1993/12/31      15721.42                    16557.52
  1994/01/31      15866.20                    16721.65
  1994/02/28      15782.54                    16604.96
  1994/03/31      15603.67                    16172.57
  1994/04/30      15535.32                    16053.44
  1994/05/31      15667.57                    16116.96
  1994/06/30      15747.76                    16082.06
  1994/07/31      15999.50                    16404.03
  1994/08/31      16071.19                    16455.83
  1994/09/30      15896.99                    16221.65
  1994/10/31      15929.27                    16212.38
  1994/11/30      15913.38                    16161.67
  1994/12/31      16026.67                    16290.62
  1995/01/31      16329.67                    16639.31
  1995/02/28      16695.25                    17064.07
  1995/03/31      16766.10                    17144.49
  1995/04/30      17030.43                    17388.22
  1995/05/31      17566.28                    17936.48
  1995/06/30      17700.29                    18038.44
  1995/07/31      17740.49                    18069.52
  1995/08/31      17959.39                    18256.54
  1995/09/30      18145.05                    18417.12
  1995/10/31      18346.89                    18580.97
  1995/11/30      18550.03                    18793.35
  1995/12/31      18754.39                    19028.08
  1996/01/31      18907.94                    19171.48
  1996/02/29      18787.46                    19012.27
  1996/03/31      18719.30                    18943.57
  1996/04/30      18680.28                    18890.13
  1996/05/31      18607.96                    18835.06
  1996/06/30      18864.75                    19094.33
  1996/07/31      18932.12                    19164.39
  1996/08/31      18927.94                    19164.12
  1996/09/30      19227.50                    19485.01
  1996/10/31      19583.27                    19867.23
  1996/11/30      19885.82                    20151.58
  1996/12/31      19773.69                    20046.07
  1997/01/31      19897.44                    20194.93
  1997/02/28      19962.31                    20262.27
  1997/03/31      19774.37                    20071.43
  1997/04/30      20084.04                    20391.49
  1997/05/31      20281.60                    20591.06
  1997/06/30      20518.72                    20831.24
  1997/07/31      20870.48                    21223.83
  1997/08/31      20846.93                    21173.39
  1997/09/30      21072.68                    21441.93
  1997/10/31      21297.49                    21679.66
  1997/11/30      21368.18                    21750.82
  1997/12/31      21555.92                    21949.02
  1998/01/31      21762.46                    22167.39
  1998/02/28      21791.58                    22214.29
  1998/03/31      21883.27                    22308.34
  1998/04/30      21992.81                    22434.57
  1998/05/31      22141.01                    22583.70
  1998/06/30      22249.87                    22691.38
  1998/07/31      22338.07                    22806.43
  1998/08/31      22529.29                    23013.36
  1998/09/30      22761.83                    23291.17
  1998/10/30      22546.51                    23261.18
IMATRL PRASUN   SHR__CHT 19981031 19981203 105852 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $22,547 - a 125.47% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,261 - a 132.61% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                     YEAR ENDED    MARCH 3, 1997
                     OCTOBER 31,   (COMMENCEMENT OF
                                   SALE OF INSTITUTIONAL
                                   CLASS SHARES) TO
                                   OCTOBER 31,

                      1998         1997

DIVIDEND RETURNS      6.13%        4.30%

CAPITAL RETURNS       -0.27%       2.43%

TOTAL RETURNS         5.86%        6.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              5.49(CENTS)  32.52(CENTS)  65.97(CENTS)

ANNUALIZED DIVIDEND RATE         5.87%        5.85%         5.99%

30-DAY ANNUALIZED YIELD          6.19%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.02 over the past one month, $11.03 over the past six months, and $11.02 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two
interest-rate cuts by the Federal
Reserve Board, provided the
backdrop for strong gains in the
bond market during the 12-month
period ended October 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the U.S.
taxable investment-grade bond
market - returned 9.34% over the
past year. Global market volatility,
low interest rates and a sharp
decline in stock prices sent U.S.
Treasury yields - which move in the
opposite direction of bond prices -
to their lowest levels in 30 years.
While the extreme flight to quality
helped Treasuries outperform all
other sectors of the bond market,
corporate bond investors benefited
from a stable domestic economy,
low interest rates and low inflation.
The Lehman Brothers Corporate
Bond Index returned 7.99% for the
past 12 months. Despite high
refinancing activity, mortgage bonds
also performed well. The Lehman
Brothers Mortgage-Backed Securities
Index posted a 12-month return of
7.30%. Late in the period, the bond
market stumbled as the Group of
Seven leading industrial nations
eased global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended October 31, 1998, the fund's Institutional Class shares returned 5.86%. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 6.62%, and the Lehman Brothers Mortgage-Backed Securities Index returned 7.30%.
Q. HOW WOULD YOU CHARACTERIZE THE MORTGAGE MARKET OVER THE PAST 12
MONTHS?
A. During the first six months of the period, the mortgage market was surprisingly strong. Low inflation and enormous foreign demand for U.S. government securities in the wake of the Asian economic crisis bid Treasury prices up, pushing the 10-year yield down to 5.35% early in 1998. Falling interest rates usually cause mortgage prices to lag Treasuries because of increased prepayment risk. As interest rates fall, many borrowers refinance their home loans, returning the principal to investors who may have to reinvest at lower rates. Despite these conditions, investors were attracted by the relatively high yields offered by mortgage securities. However, the mortgage market changed direction during the second half of the period. Emerging monetary and political problems in Russia renewed concern about the unstable conditions in Asia. Bond-market investors became less tolerant of risk and sold mortgage securities in favor of higher-quality, more liquid government securities, flooding the market with mortgage supply. Interest rates fell to historic low levels, increasing prepayment risk, which further depressed demand for mortgage securities. Market liquidity declined substantially and prices stagnated. Yield spreads reached their widest point in over 10 years as investors required significantly higher rates to choose mortgages over Treasury securities.
Q. WHAT WAS YOUR INVESTMENT STRATEGY THROUGHOUT THE PERIOD?
A. My overall objective was to limit relative prepayment risk. My strategy is based on a disciplined process that first evaluates the Lehman Brothers index, the fund's performance benchmark. Next, I allocate assets among the agency sectors based on my assessment of relative value. During the period, I overweighted Ginnie Mae-issued mortgages, which were experiencing slower prepayment rates relative to Fannie Mae and Freddie Mac mortgages. In addition, Ginnie Mae loans are explicitly guaranteed by the U.S. Treasury. Once sector weights are determined, I select specific securities. For example, as interest rates fell, I emphasized seasoned mortgages that had weathered several prepayment cycles, as well as brand-new mortgages issued at lower rates that I thought would carry less refinancing risk. Finally, I look at sectors outside of the index, such as non-agency securities, commercial mortgages, collateralized mortgage obligations and adjustable-rate mortgages. For much of the year, I had a significant proportion of the fund's assets invested in commercial mortgage securities (CMS). The loans underlying CMS usually have prepayment restrictions built into their structure, so they can help reduce a fund's prepayment risk when interest rates are falling.
Q. WEREN'T THERE PROBLEMS IN THE COMMERCIAL MORTGAGE SECTOR DURING THE
YEAR?
A. Yes, there were. During the final months of the period, CMS dramatically underperformed other types of mortgage securities. Although they have lower prepayment risk, CMS have greater credit risk. As a result, this sector was hurt when investors shifted their preference to very liquid, high-quality instruments such as Treasury securities. In addition, many hedge funds and real estate investment trusts had borrowed heavily to purchase relatively high-yielding securities such as CMS. However, as global credit concerns caused the CMS sector to weaken, these investors were left holding billions of dollars of securities that could only be sold at higher yields. Forced selling of this sector to cover loans reduced liquidity, and prices fell further. Because the fund was overweighted in commercial mortgages relative to its benchmark and its peers, CMS were the largest contributor to the fund's disappointing 12-month total return.
Q. DID YOU REDUCE YOUR CMS EXPOSURE?
A. No, I didn't. I believe that the CMS sector has been oversold. I haven't seen any fundamental reason to withdraw from this market. Furthermore, this sector continues to offer good protection against prepayment risk, which is my primary investment strategy.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I am taking a cautious approach to the market. As long as interest rates have the possibility to fall further, prepayment risk will continue to limit mortgage securities performance. I plan to emphasize the fund's defensive characteristics until there are conclusive changes in the economy's direction.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SILVIA ON COMMERCIAL
MORTGAGE SECURITIES (CMS):
"The CMS market has been among
the fastest growing sectors of the
fixed-income market. CMS are bonds
that are collateralized by mortgage
loans on commercial real estate
such as office buildings, shopping
malls, hotels and apartment
buildings. This market sector was
created in the mid 1980s, and
today the amount of commercial
mortgage loans outstanding in the
United States is approximately $1.5
trillion.
"Commercial mortgages differ from
the mortgage securities comprising
the fund's performance benchmark,
the Lehman Brothers
Mortgage-Backed Securities
Index. The index is made up of
single-family home mortgages
issued by one of three housing
agencies - Ginnie Mae (GNMA),
Fannie Mae (FNMA) and Freddie
Mac (FHLMC). Agency mortgage
securities have minimal credit risk
and carry an implied triple-A
rating because of their relationship
with the U.S. Treasury. GNMA
securities are guaranteed by the
government, while FNMA and
FHLMC securities carry an implied
guarantee. CMS are privately
issued and are not supported by the
government. The primary advantage
of investing in commercial versus
agency single-family mortgages is
related to prepayment risk.
Commercial mortgages typically
have some form of prepayment
protection because commercial
borrowers are usually restricted
from early loan payoffs. Thus, CMS
provide an efficient way to reduce
a portfolio's prepayment risk,
particularly in periods when
interest rates are falling."

FUND FACTS
GOAL: high current income by
investing in mortgage-related
securities of all kinds
START DATE: December 31, 1984
SIZE: as of October 31,
1998, more than $510 million
MANAGER: Thomas Silvia, since
1997; joined Fidelity in 1993
(checkmark)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF OCTOBER 31, 1998

                                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                            INVESTMENTS   6 MONTHS AGO

LESS THAN 6%                                 3.3           0.7

6 - 6.99%                                    21.3          25.1

7 - 7.99%                                    47.6          41.7

8 - 8.99%                                    17.1          11.6

9 - 9.99%                                    6.5           6.3

10 - 10.99%                                  2.4           3.0

11% AND OVER                                 1.6           2.1


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED RATES ON THE FUND'S
INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              4.3   5.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             2.4   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 1.2
ROW: 1, COL: 2, VALUE: 15.9
ROW: 1, COL: 3, VALUE: 82.90000000000001
MORTGAGE
SECURITIES 83.9%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 15.9%
SHORT-TERM
INVESTMENT 0.2%
ROW: 1, COL: 1, VALUE: 9.5
ROW: 1, COL: 2, VALUE: 18.0
ROW: 1, COL: 3, VALUE: 72.5
MORTGAGE
SECURITIES 72.5%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 18.0%
SHORT-TERM
INVESTMENTS 9.5%


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 83.9%

                                                              PRINCIPAL         VALUE (NOTE 1)
                                                              AMOUNT

FANNIE MAE - 29.2%

6% 4/1/28 to 10/1/28                                          $ 6,456,563       $ 6,379,859

6.5% 9/1/10 to 11/1/28                                         32,901,098        33,180,484

6.5% 12/1/28 (b)                                               10,000,000        10,078,125

7% 12/1/20 to 11/1/27                                          105,567           108,126

7% 11/1/28 (b)                                                 40,000,000        40,874,988

7.5% 11/1/17 to 10/1/28 (e)                                    37,904,484        38,869,484

8% 1/1/07 to 7/1/08                                            79,684            81,459

8.25% 1/1/13                                                   101,214           105,371

8.5% 11/1/03 to 12/1/26                                        15,979,410        16,655,234

8.75% 11/1/08 to 7/1/09                                        185,529           192,778

9% 1/1/08 to 2/1/13                                            707,837           739,117

9.5% 5/1/03 to 8/1/22                                          8,347,131         8,770,474

11% 12/1/02 to 8/1/10                                          1,853,083         2,009,943

12.25% 5/1/13 to 6/1/15                                        405,209           462,779

12.5% 11/1/14 to 3/1/16                                        530,317           607,553

12.75% 6/1/13 to 7/1/15                                        225,290           260,778

13.5% 9/1/13 to 12/1/14                                        156,598           184,588

14% 11/1/14                                                    42,465            50,626

                                                                                 159,611,766

FREDDIE MAC - 33.9%

5% 7/1/10                                                      3,343,444         3,255,679

6.5% 1/1/24 to 9/1/24                                          26,287,242        26,512,424

7% 5/1/99 to 1/1/13                                            50,081,429        51,123,709

7% 12/1/28 (b)                                                 35,500,000        36,221,094

7.5% 10/1/25 to 3/1/28 (e)                                     4,399,397         4,506,611

8% 10/1/07 to 4/1/21                                           981,289           1,023,779

8.5% 11/1/03 to 8/1/27                                         42,473,979        44,232,138

9% 9/1/08 to 5/1/21                                            11,079,984        11,746,050

10% 1/1/09 to 5/1/19                                           1,673,726         1,807,321

10.5% 8/1/10 to 12/1/20 (c)                                    1,868,975         2,068,962

11.5% 4/1/12                                                   80,893            89,938

11.75% 6/1/11                                                  67,156            76,245

12.25% 6/1/14 to 7/1/15                                        171,771           199,093

12.5% 5/1/12 to 12/1/14                                        896,074           1,032,860

12.75% 6/1/05 to 3/1/15                                        157,902           178,189

13% 1/1/11 to 6/1/15                                           1,487,735         1,751,909

                                                                                 185,826,001

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

                                                              PRINCIPAL         VALUE (NOTE 1)
                                                              AMOUNT

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 20.8%

7% 5/15/23 to 10/15/28                                        $ 7,859,836       $ 8,041,273

7.5% 7/15/05 to 8/15/28                                        47,358,203        48,788,911

8% 4/15/02 to 12/15/27                                         27,565,960        28,582,299

8.5% 7/15/16 to 6/15/18                                        2,731,346         2,913,379

9% 10/1/04 to 4/20/18                                          8,424,257         8,985,406

9.5% 6/15/09 to 12/15/24                                       4,506,291         4,837,048

10% 12/15/17 to 1/15/26                                        7,770,640         8,380,064

10.5% 8/15/00 to 2/20/18                                       969,135           1,042,322

11% 1/15/10 to 9/15/19                                         2,096,015         2,319,280

11.5% 10/15/10                                                 30,471            33,698

13% 10/15/13                                                   88,788            102,356

13.5% 7/15/11 to 10/15/14                                      71,542            82,994

                                                                                 114,109,030

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES                               459,546,797
(Cost $456,530,867)




COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%



U.S. GOVERNMENT AGENCY - 0.0%

Freddie Mac sequential pay Series 1353 Class A, 5.5%        17,705        17,666
11/15/04 (Cost $16,496)



COMMERCIAL MORTGAGE SECURITIES - 15.9%



Bankers Trust Remic Trust 1988-1 floater Series               3,890,000                 3,798,828
1998-S1A Class D, 6.5023% 11/28/02 (a)(d)

CBM Funding Corp. sequential pay Series 1996-1                2,300,000                 2,392,719
Class A-3PI, 7.08% 11/1/07

CS First Boston Mortgage Securities Corp.                     1,850,000                 1,732,063
Series 1997-C2 Class D, 7.27% 1/17/35

Deutsche Mortgage & Asset Receiving Corp.                     10,200,000                9,588,000
Series 1998-C1 Class D, 7.231% 7/15/12

Federal Deposit Insurance Corp. Remic Trust sequential        6,215,768                 6,233,250
pay Series 1996-C1 Class 1A, 6.75% 7/25/26

GS Mortgage Securities Corp. II Series 1998-GLII              1,600,000                 1,387,872
Class E, 7.1905% 4/13/31 (a)(d)

Nomura Asset Securities Corp. Series 1998-D6                  15,000,000                13,981,055
Class A-4, 7.5956% 3/17/28 (d)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                                                             PRINCIPAL                 VALUE (NOTE 1)
                                                             AMOUNT

Nomura Depositor Trust floater Series 1998-ST1A:

Class A-4, 6.4898% 2/15/34 (a)(d)                            $ 7,900,000               $ 7,426,000

Class A-5, 6.8398% 2/15/34 (a)(d)                             5,278,196                 4,895,527

Structured Asset Securities Corp.:

floater Series 1997-C1 Class C, 5.6694%                       14,972,194                14,925,406
6/25/15 (a)(d)

Series 1992-M1 Class C, 7.05% 11/25/02                        3,192,522                 2,946,099

Thirteen Affiliates of General Growth Properties, Inc.        18,200,000                17,499,300
Series 1 Class D-1, 6.917% 12/15/07 (a)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                    86,806,119
(Cost $89,728,924)



CASH EQUIVALENTS - 0.2%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Treasury        $ 1,064,500                  1,064,000
obligations), in a joint trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $1,064,000)

TOTAL INVESTMENT IN SECURITIES - 100%                                                 $ 547,434,582
(Cost $547,340,287)





FUTURES CONTRACTS
                                                                     EXPIRATION        UNDERLYING         UNREALIZED
                                                                     DATE              FACE AMOUNT        GAIN/(LOSS)
                                                                                                          AT VALUE

SOLD

90 U.S. 5 Yr Treasury Note Contracts                                 Dec. 1998         $ 10,317,657       $ (115,853)

THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%


LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $49,932,933 or 9.8% of net assets.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $122,103.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements). INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $547,406,748. Net unrealized appreciation aggregated $27,834, of which $4,839,095 related to appreciated investment securities and $4,811,261 related to depreciated investment securities.
The fund hereby designates approximately $752,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                          OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 547,434,582
AGREEMENTS OF $1,064,000) (COST $547,340,287) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS    $ (60,499,844)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS    60,683,156      183,312

RECEIVABLE FOR INVESTMENTS SOLD, REGULAR DELIVERY                             101,280,009

CASH                                                                          936,653

RECEIVABLE FOR FUND SHARES SOLD                                               944,568

INTEREST RECEIVABLE                                                           2,958,171

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                           61,875

 TOTAL ASSETS                                                                 653,799,170

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                             991,921
REGULAR DELIVERY

 DELAYED DELIVERY                                             140,657,751

PAYABLE FOR FUND SHARES REDEEMED                              1,267,570

DISTRIBUTIONS PAYABLE                                         450,094

ACCRUED MANAGEMENT FEE                                        184,768

DISTRIBUTION FEES PAYABLE                                     9,617

OTHER PAYABLES AND ACCRUED EXPENSES                           179,760

 TOTAL LIABILITIES                                                            143,741,481

NET ASSETS                                                                   $ 510,057,689

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 499,911,833

UNDISTRIBUTED NET INVESTMENT INCOME                                           1,699,376

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                            8,284,726
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     161,754

NET ASSETS                                                                   $ 510,057,689


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.96
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,864,970 (DIVIDED BY) 170,190 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.96)           $11.51

CLASS T:                                                         $10.96
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($19,103,366 (DIVIDED BY) 1,742,507 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.96)           $11.36

CLASS B:                                                         $10.95
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,839,643 (DIVIDED BY) 715,697 SHARES) A

INITIAL CLASS:                                                   $10.97
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($459,211,792 (DIVIDED BY) 41,871,652 SHARES)

INSTITUTIONAL CLASS:                                             $10.95
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($22,037,918 (DIVIDED BY) 2,012,831 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                        $ 36,042,335
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 2,226,557

TRANSFER AGENT FEES                                        1,011,170

DISTRIBUTION FEES                                          73,203

ACCOUNTING FEES AND EXPENSES                               205,166

NON-INTERESTED TRUSTEES' COMPENSATION                      2,383

CUSTODIAN FEES AND EXPENSES                                87,723

REGISTRATION FEES                                          102,179

AUDIT                                                      53,821

LEGAL                                                      15,166

REPORTS TO SHAREHOLDERS                                    54,367

MISCELLANEOUS                                              1,982

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,833,717

 EXPENSE REDUCTIONS                                        (124,644)      3,709,073

NET INVESTMENT INCOME                                                     32,333,262

REALIZED AND UNREALIZED GAIN (LOSS)                                       8,605,529
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (11,708,820)

 FUTURES CONTRACTS                                         (115,853)

 DELAYED DELIVERY COMMITMENTS                              183,312        (11,641,361)

NET GAIN (LOSS)                                                           (3,035,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 29,297,430
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED     THREE MONTHS ENDED  YEAR ENDED
                                          OCTOBER 31,    OCTOBER 31,         JULY 31,
                                          1998           1997                1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 32,333,262   $ 8,459,090         $ 32,193,238
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  8,605,529      1,110,586           4,296,274

 CHANGE IN NET UNREALIZED APPRECIATION     (11,641,361)   1,347,376           14,164,021
 (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     29,297,430     10,917,052          50,653,533
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (30,575,427)   (8,349,402)         (32,649,725)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,430,037)    (3,850,848)         (5,039,533)

 TOTAL DISTRIBUTIONS                       (32,005,464)   (12,200,250)        (37,689,258)

SHARE TRANSACTIONS -                       (19,139,888)   (703,316)           32,765,543
NET INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE)                (21,847,922)   (1,986,514)         45,729,818
  IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       531,905,611    533,892,125         488,162,307

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 510,057,689  $ 531,905,611       $ 533,892,125
NET INVESTMENT INCOME OF
$1,699,376, $290,731 AND
$230,506, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.050      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .669         .170          .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.061)       .048          .224

 TOTAL FROM INVESTMENT OPERATIONS                       .608         .218          .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.638)       (.168)        (.272)

 FROM NET REALIZED GAIN                                 (.030)       (.080)        -

 TOTAL DISTRIBUTIONS                                    (.668)       (.248)        (.272)

NET ASSET VALUE, END OF PERIOD                         $ 10.960     $ 11.020      $ 11.050

TOTAL RETURN B, C                                       5.65%        2.00%         4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 1,865      $ 1,648       $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% F       .90% A, F     .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.01%        6.18% A       6.09% A

PORTFOLIO TURNOVER RATE                                 262%         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.050      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .665         .167          .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.063)       .048          .233

 TOTAL FROM INVESTMENT OPERATIONS                       .602         .215          .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.632)       (.165)        (.268)

 FROM NET REALIZED GAIN                                 (.030)       (.080)        -

 TOTAL DISTRIBUTIONS                                    (.662)       (.245)        (.268)

NET ASSET VALUE, END OF PERIOD                         $ 10.960     $ 11.020      $ 11.050

TOTAL RETURN B, C                                       5.60%        1.98%         4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 19,103     $ 14,649      $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.00% F      1.00% A, F    1.00% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.05%        6.10% A       5.99% A

PORTFOLIO TURNOVER RATE                                 262%         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.020     $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .584         .142          .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.064)       .065          .214

 TOTAL FROM INVESTMENT OPERATIONS                       .520         .207          .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.560)       (.147)        (.238)

 FROM NET REALIZED GAIN                                 (.030)       (.080)        -

 TOTAL DISTRIBUTIONS                                    (.590)       (.227)        (.238)

NET ASSET VALUE, END OF PERIOD                         $ 10.950     $ 11.020      $ 11.040

TOTAL RETURN B, C                                       4.82%        1.90%         4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,840      $ 1,587       $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.65% F      1.65% A, F    1.65% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.37%        5.32% A       5.34% A

PORTFOLIO TURNOVER RATE                                 262%         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INITIAL CLASS
                              YEAR ENDED   THREE MONTHS             YEARS ENDED JULY 31,
                              OCTOBER 31,  ENDED
                                           OCTOBER 31,

                              1998         1997          1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 11.020     $ 11.050      $ 10.780   $ 10.890   $ 10.580   $ 10.910
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .700 D        .176 D       .678 D     .729       .772       .570

 NET REALIZED AND              (.056)        .047         .391       (.015)     .325       (.242)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .644          .223         1.069      .714       1.097      .328
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.664)        (.173)       (.689)     (.724)     (.737)     (.588)
 INCOME

 FROM NET REALIZED GAIN        (.030)        (.080)       (.110)     (.100)     -          (.040)

 IN EXCESS OF NET              -             -            -          -          (.050)     (.030)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.694)        (.253)       (.799)     (.824)     (.787)     (.658)

NET ASSET VALUE,              $ 10.970      $ 11.020     $ 11.050   $ 10.780   $ 10.890   $ 10.580
END OF PERIOD

TOTAL RETURN B, C              5.99%         2.05%        10.34%     6.72%      10.88%     3.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 459,212     $ 494,304    $ 506,113  $ 488,162  $ 416,241  $ 365,801
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .71%          .72% A       .73%       .74%       .77%       .79%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .71%          .72% A       .73%       .73% E     .77%       .79%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        6.34%         6.36% A      6.26%      6.75%      7.37%      6.73%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        262%          125% A       149%       221%       329%       563%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       YEAR ENDED   THREE MONTHS  YEAR ENDED
                                                       OCTOBER 31,  ENDED         JULY 31,
                                                                    OCTOBER 31,

                                                       1998         1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 11.010     $ 11.040    $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .693         .172         .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.063)       .050         .226

 TOTAL FROM INVESTMENT OPERATIONS                       .630         .222         .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.660)       (.172)       (.279)

 FROM NET REALIZED GAIN                                 (.030)       (.080)       -

 TOTAL DISTRIBUTIONS                                    (.690)       (.252)       (.279)

NET ASSET VALUE, END OF PERIOD                         $ 10.950     $ 11.010     $ 11.040

TOTAL RETURN B, C                                       5.86%        2.05%        4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 22,038     $ 19,718     $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .75% F       .75% A, F    .75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           .75%         .75% A       .70% A, G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.30%        6.35% A      6.29% A

PORTFOLIO TURNOVER RATE                                 262%         125% A       149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,299,705,940 and $1,306,435,411, respectively.
The market value of futures contracts opened and closed during the period amounted to $10,201,804 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 1,249   $ 189

CLASS T    36,423    13,984

CLASS B    35,531    25,811

          $ 73,203  $ 39,984

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 107

CLASS T                6,184

CLASS B                415

INSTITUTIONAL CLASS    2,793

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 15,729  $ 5,230

CLASS T    32,042    9,363

CLASS B    7,660     7,660 *

          $ 55,431  $ 22,253

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 4,707      .56

CLASS T                 63,902      .44

CLASS B                 11,324      .29

INITIAL CLASS           879,955     .19

INSTITUTIONAL CLASS     51,282      .24

                       $ 1,011,170

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 22,721

CLASS T               1.00%         49,933

CLASS B               1.65%         22,078

INSTITUTIONAL CLASS   .75%          23,746

                                   $ 118,478

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,166 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEAR ENDED    THREE MONTHS  YEAR ENDED
                            OCTOBER, 31   ENDED         JULY 31,
                            1998          OCTOBER, 31   1997A
                                          1997







FROM NET INVESTMENT INCOME

CLASS A                     $ 47,643      $ 24,437      $ 21,750

CLASS T                      835,552       197,984       64,445

CLASS B                      198,305       15,690        8,241

INITIAL CLASS                28,222,031    7,870,955     32,474,399

INSTITUTIONAL CLASS          1,271,896     240,336       80,890

TOTAL                       $ 30,575,427  $ 8,349,402   $ 32,649,725

FROM NET REALIZED GAIN

CLASS A                     $ 4,543       $ 11,558      $ -

CLASS T                      41,653        92,775        -

CLASS B                      4,898         7,487         -

INITIAL CLASS                1,324,784     3,640,130     5,039,533

INSTITUTIONAL CLASS          54,159        98,898        -

TOTAL                       $ 1,430,037   $ 3,850,848   $ 5,039,533

TOTAL                       $ 32,005,464  $ 12,200,250  $ 37,689,258

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                   SHARES                                      DOLLARS

                   YEAR ENDED     THREE MONTHS  YEAR ENDED     YEAR ENDED      THREE MONTHS    YEAR ENDED
                   OCTOBER 31,    ENDED         JULY 31,       OCTOBER 31,     ENDED           JULY 31,
                   1998           OCTOBER 31,   1997A          1998            OCTOBER 31,     1997A
                                  1997                                         1997







CLASS A             191,569        3,210         141,575       $ 2,113,314     $ 35,261        $ 1,531,983
SHARES SOLD

REINVESTMENT OF     3,475          3,274         1,989          38,300          35,846          21,750
 DISTRIBUTIONS

SHARES              (174,371)      (531)         -              (1,919,263)     (5,834)         -
 REDEEMED

NET INCREASE        20,673         5,953         143,564       $ 232,351       $ 65,273        $ 1,553,733
 (DECREASE)

CLASS T             1,214,468      312,588       1,114,285     $ 13,402,368    $ 3,429,256     $ 12,183,453
SHARES SOLD

REINVESTMENT OF     72,903         25,415        5,597          803,861         278,358         61,712
 DISTRIBUTIONS

SHARES              (874,013)      (112,534)     (16,202)       (9,643,136)     (1,233,884)     (177,848)
 REDEEMED

NET INCREASE        413,358        225,469       1,103,680     $ 4,563,093     $ 2,473,730     $ 12,067,317
 (DECREASE)

CLASS B             623,528        68,692        73,891        $ 6,874,797     $ 753,079       $ 801,025
SHARES SOLD

REINVESTMENT OF     14,736         1,666         687            162,453         18,237          7,506
 DISTRIBUTIONS

SHARES              (66,613)       (890)         -              (734,102)       (9,750)         -
 REDEEMED

NET INCREASE        571,651        69,468        74,578        $ 6,303,148     $ 761,566       $ 808,531
 (DECREASE)

INITIAL CLASS       5,885,198      1,426,619     14,636,021    $ 64,970,201    $ 15,655,743    $ 158,564,289
SHARES SOLD

REINVESTMENT OF     2,196,325      854,187       2,769,613      24,230,109      9,354,223       29,925,102
 DISTRIBUTIONS

SHARES              (11,046,014)   (3,241,358)   (16,911,618)   (121,871,170)   (35,550,337)    (183,183,589)
 REDEEMED

NET INCREASE        (2,964,491)    (960,552)     (494,016)     $ (32,670,860)  $ (10,540,371)  $ (5,305,802)
 (DECREASE)

INSTITUTIONAL       1,131,767      671,412       1,216,421     $ 12,463,547    $ 7,350,245     $ 13,282,379
CLASS
SHARES SOLD

REINVESTMENT OF     61,639         11,919        3,516          679,028         130,486         38,560
 DISTRIBUTIONS

SHARES              (971,330)      (86,048)      (26,465)       (10,710,195)    (944,245)       (290,779)
 REDEEMED

NET INCREASE        222,076        597,283       1,193,472     $ 2,432,380     $ 6,536,486     $ 13,030,160
 (DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 20,111

CLASS T                20,363

CLASS B                20,208

INITIAL CLASS          19,734

INSTITUTIONAL CLASS    21,763

                      $ 102,179

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Income
Fund) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Advisor Mortgage Securities Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:


INSTITUTIONAL CLASS
PAY DATE        12/14/98
RECORD DATE     12/11/98
SHORT-TERM
CAPITAL GAINS   $.05
LONG-TERM
CAPITAL GAINS   $.10
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate       -
 20% rate       100%

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on July 15, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF               % OF
               VOTES CAST         VOTES CAST
RALPH F. COX
AFFIRMATIVE    1,651,958,203.91   97.164

WITHHELD       48,220,916.99      2.836

TOTAL          1,700,179,120.90   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    1,652,223,467.94   97.179

WITHHELD       47,955,652.96      2.821

TOTAL          1,700,179,120.90   100.000

ROBERT M. GATES
AFFIRMATIVE    1,651,224,161.42   97.121

WITHHELD       48,954,959.48      2.879

TOTAL          1,700,179,120.90   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    1,652,007,241.03   97.167

WITHHELD       48,171,879.87      2.833

TOTAL          1,700,179,120.90   100.000

E. BRADLEY JONES
AFFIRMATIVE    1,649,145,998.05   96.998

WITHHELD       51,033,122.85      3.002

TOTAL          1,700,179,120.90   100.000

DONALD J. KIRK
AFFIRMATIVE    1,653,199,972.08   97.237

WITHHELD       46,979,148.82      2.763

TOTAL          1,700,179,120.90   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    1,653,387,884.55   97.248

WITHHELD       46,791,236.35      2.752

TOTAL          1,700,179,120.90   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    1,653,375,663.18   97.247

WITHHELD       46,803,457.72      2.753

TOTAL          1,700,179,120.90   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    1,649,195,994.06   97.001

WITHHELD       50,983,126.84      2.999

TOTAL          1,700,179,120.90   100.000

MARVIN L. MANN
AFFIRMATIVE    1,652,881,436.93   97.218

WITHHELD       47,297,683.97      2.782

TOTAL          1,700,179,120.90   100.000

ROBERT C. POZEN
AFFIRMATIVE    1,652,699,192.82   97.207

WITHHELD       47,479,928.08      2.793

TOTAL          1,700,179,120.90   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    1,651,939,558.10   97.163

WITHHELD       48,239,562.80      2.837

TOTAL          1,700,179,120.90   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    258,409,014.99   95.832

AGAINST        3,123,322.75     1.159

ABSTAIN        8,114,398.12     3.009

TOTAL          269,646,735.86   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
              # OF               % OF
              VOTES CAST         VOTES CAST
AFFIRMATIVE   1,513,079,756.37   89.970

AGAINST        62,655,788.85     3.725

ABSTAIN        106,028,282.98    6.305

TOTAL         1,681,763,828.20   100.000

BROKER         18,415,292.70
NON-VOTES

PROPOSAL 4
To approve an Agreement and Plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    236,671,377.62   91.446

AGAINST        8,084,689.97     3.123

ABSTAIN        14,055,021.19    5.431

TOTAL          258,811,088.78   100.000

BROKER         10,835,647.08
NON-VOTES

PROPOSAL 5
To approve an amended management contract for the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    247,542,193.38   91.802

AGAINST        8,411,341.87     3.120

ABSTAIN        13,693,200.61    5.078

TOTAL          269,646,735.86   100.000

PROPOSAL 6
To amend the fund's fundamental investment limitation concerning diversification.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    231,752,982.35   89.545

AGAINST        13,071,689.21    5.051

ABSTAIN        13,986,417.22    5.404

TOTAL          258,811,088.78   100.000

BROKER         10,835,647.08
NON-VOTES





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

AMORI-ANN-1298  67056
1.538544.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)